Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Sales and other income	$ 2,737	$ 3,361
Product sales	2,705	3,325
Interest, dividends and other	32	36
Cost and expenses	4,625	2,227
Production costs	1,625	1,543
Exploration costs	154	163
Related party transactions	(10)	(9)
General and administrative	130	140
Royalties	67	93
Market development costs	3	4
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Interest expense	125	90
Accretion expense	21	16
Employment severance costs	12	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	301	(25)
Non-hedge derivative (gain)/loss and movement on bonds	(342)	(180)
(Loss)/income before income tax and equity income in associates	(1,888)	1,134
Taxation benefit/(expense)	203	(439)
Equity income/(loss) in associates	(194)	19
Equity income in subsidiaries	0	0
Preferred stock dividends	0	0
Net income/(loss)	(1,879)	714
Less: Net loss/(income) attributable to noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Common stock [Member]
Income Statement [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,869)	699
Income/(loss) per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ (4.85)	$ 1.82
Ordinary shares - diluted (USD per share)	$ (5.36)	$ 1.36
Ordinary shares - basic (Shares)	385,631,208	384,238,379
Ordinary shares - diluted (Shares)	404,226,218	419,116,755
Dividend declared per ordinary share (cents)	$ 0.1	$ 0.38
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ (4)	$ 2
Income/(loss) per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ (2.42)	$ 0.91
Ordinary shares - diluted (USD per share)	$ (2.68)	$ 0.85
Ordinary shares - basic (Shares)	1,604,681	2,560,095
Ordinary shares - diluted (Shares)	1,604,681	2,560,095
Dividend declared per ordinary share (cents)	$ 0.05	$ 0.19

Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income/(loss)	$ (1,879)	$ 714
Other comprehensive income consists of the following:
Translation gain/(loss)	(359)	(35)
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(24)	(11)
Release on disposal of available-for-sale financial assets during the period, net of tax	(1)	0
Reclassification of other-than-temporary impairments on available-for-sale financial assets to Net income/(loss) during the period, net of tax	26	1
Other comprehensive income	(358)	(45)
Comprehensive Income	(2,237)	669
Total comprehensive income attributable to:
AngloGold Ashanti	(2,231)	658
Noncontrolling interests	(6)	11
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	2	0
Reclassification of other-than-temporary impairment on available for sale financial assets to Net Income during the period, tax effect	0	0
Release on disposal of available-for-sale financial assets during the period, tax effect	$ 0

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets [Abstract]
Current assets	$ 2,197	$ 2,790
Cash and cash equivalents	415	892
Restricted cash	34	35
Receivables	477	496
Trade	43	104
Recoverable taxes, rebates, levies and duties	264	247
Other	170	145
Inventories	942	1,165
Materials on the leach pad	131	128
Deferred taxation assets	68	74
Assets held for sale	130	0
Property, plant and equipment, net	5,520	7,235
Acquired properties, net	136	748
Goodwill and other intangibles, net	266	305
Other long-term inventory	118	180
Materials on the leach pad	486	445
Other long-term assets	1,350	1,360
Deferred taxation assets	105	39
Total assets	10,178	13,102
LIABILITIES AND EQUITY
Current liabilities	2,313	1,959
Accounts payable and other current liabilities	885	1,007
Short-term debt	1,014	271
Short-term debt at fair value	270	588
Bank overdraft	31	0
Tax payable	58	93
Liabilities held for sale	55	0
Other non-current liabilities	300	379
Long-term debt	2,233	2,750
Derivatives	0	10
Deferred taxation liabilities	867	1,157
Provision for environmental rehabilitation	720	758
Provision for labor, civil, compensation claims and settlements	28	32
Provision for pension and other post-retirement medical benefits	153	209
Commitments and contingencies
Equity	3,564	5,848
Share capital - 600,000,000 (2012 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2012 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2013 - 383,629,915 (2012 - 383,166,205). E ordinary shares issued 2013 - 700,000 (2012 - 700,000)	13	13
Additional paid in capital	8,824	8,808
Accumulated deficit	(4,016)	(2,103)
Accumulated other comprehensive income	(1,286)	(928)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	3,571	5,826
Noncontrolling interests	(7)	22
Total liabilities and equity	$ 10,178	$ 13,102

Statement of Financial Position (Parentheticals) (ZAR)	Jun. 30, 2013	Dec. 31, 2012
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	383,629,915	383,166,205
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	700,000	700,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 331	$ 991
Net income/(loss)	(1,879)	714
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	307	3
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Deferred taxation	(253)	135
Movement in non-hedge derivatives and bonds	(342)	(180)
Equity loss/(income) in associates	194	(19)
Dividends received from associates	13	41
Other non cash items	19	44
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(31)	16
Effect of changes in operating working capital items:
Receivables	10	(94)
Inventories	(87)	(112)
Accounts payable and other current liabilities	(159)	57
Net cash (used)/generated in investing activities	(1,055)	(874)
Available for sale investments acquired	(5)	(2)
Held to maturity investments acquired	(51)	(60)
Contributions to associates and equity accounted joint ventures	(274)	(111)
Additions to property, plant and equipment	(723)	(686)
Interest capitalized and paid	(7)	(4)
Expenditure on intangible assets	(33)	(28)
Proceeds on sale of mining assets	7	2
Proceeds on sale of available for sale investments	1	0
Proceeds on redemption of held to maturity investments	48	55
Proceeds on disposal of associates and equity accounted joint ventures	6	20
Proceeds on disposal of subsidiary	1	0
Loans advanced to associates and equity accounted joint ventures	(23)	(63)
Loans repaid by associates and equity accounted joint ventures	2	1
Change in restricted cash	(4)	2
Net cash generated/(used) by financing activities	240	(248)
Repayments of debt	(168)	(8)
Issuance of stock	0	1
Proceeds from debt	466	150
Debt issue costs	(5)	(8)
Acquisition of noncontrolling interests	0	(220)
Dividends paid to common stockholders	(40)	(147)
Dividends paid to noncontrolling interests	(13)	(16)
Net increase/(decrease) in cash and cash equivalents	(484)	(131)
Effect of exchange rate changes on cash	(24)	6
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - June 30,	415	987
Cash and cash equivalents - June 30, net of bank overdraft	384
Bank Overdrafts	$ 31	$ 0

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2011	$ 5,522	$ 13	$ 8,740	$ (832)	$ (2,575)	$ 36	$ 140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	714				701		13
Other comprehensive income	(45)			(43)			(2)
Acquisition of noncontrolling interests	(215)				(142)		(73)
Stock issues as part of Share Incentive Scheme (Shares)		561,256
Stock issues as part of Share Incentive Scheme (Value)	20	0	20
Stock issues in exchange for E Ordinary shares cancelled (Shares)		8,586
Stock issues in exchange for E Ordinary shares cancelled (Value)	1	0	1
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		17,091
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	1	0	1
Stock based compensation	12		12
Dividends	(164)				(147)
Dividends to noncontrolling interests							(17)
Closing balance at Jun. 30, 2012	5,846	13	8,774	(875)	(2,163)	36	61
Closing balance (shares) at Jun. 30, 2012		383,552,370
Opening balance at Dec. 31, 2012	5,848	13	8,808	(928)	(2,103)	36	22
Opening balance (shares) at Dec. 31, 2012		383,866,205
Net income/(loss)	(1,879)				(1,873)		(6)
Other comprehensive income	(358)			(358)			0
Stock issues as part of Share Incentive Scheme (Shares)		454,926
Stock issues as part of Share Incentive Scheme (Value)	16	0	16
Stock issues in exchange for E Ordinary shares cancelled (Shares)		5,154
Stock issues in exchange for E Ordinary shares cancelled (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		3,630
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	0	0	0
Dividends	(63)				(40)
Dividends to noncontrolling interests							(23)
Closing balance at Jun. 30, 2013	$ 3,564	$ 13	$ 8,824	$ (1,286)	$ (4,016)	$ 36	$ (7)
Closing balance (shares) at Jun. 30, 2013		384,329,915

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement Of Shareholders Equity [Abstract]
Deferred taxation on cumulative charge	$ 1	$ 1	$ 1	$ 1
The cumulative charge, net of deferred taxation, included in accumulated other comprehensive income in respect of cash flow hedges	$ 2	$ 2	$ 2	$ 2

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]

Note A. Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

The balance sheet as at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's annual report on Form 20-F for the year ended December 31, 2012.

Accounting Developments	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Recently adopted pronouncements

Reporting of amounts reclassified out of accumulated other comprehensive income

In February 2013, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. The Company adopted the updated guidance on January 1, 2013. Except for presentation changes, the adoption of this guidance had no impact on the Company's financial statements.

Recently issued pronouncements

Cumulative translation adjustments upon derecognition

In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent's investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Presentation of unrecognized tax benefits

In July 2013, the FASB issued guidance on how to present an unrecognized tax benefit in a financial statement when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance provides that a liability related to an unrecognized tax benefit would be offset against a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In that case, the liability associated with the unrecognized tax benefit is presented in the financial statements as a reduction to the related deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. In situations in which a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with deferred tax assets. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013 for all unrecognized tax benefits that exist at the effective date. Early adoption is permitted. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	231	267
Gold on hand (doré/bullion)	81	91
Ore stockpiles	314	512
Uranium oxide and sulfuric acid	9	11
Supplies	438	412
	1,073	1,293
Less: Materials on the leach pad(1)	(131)	(128)
	942	1,165
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	486	445
Ore stockpiles	118	180
	604	625
Less: Materials on the leach pad(2)	(486)	(445)
	118	180
(2) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairment of Assets	6 Months Ended
Jun. 30, 2013
Asset Impairment Charges [Abstract]
Asset Impairment Charges [Text Block]

Impairments are made up as follows:

		Six months ended June 30,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	Continental Africa

	Write-off of vehicles and mining equipment at Obuasi	-	1
	Impairment and write-off of tailings storage facilities at Obuasi (1)	5	-
	Impairment and write-off of mine infrastructure, development and assets at Mongbwalu (2)	103	-
	Impairment of mine infrastructure, development and assets (3)	864	-
	Impairment and write-off of mineral rights (3)	49	-
	Impairment and write-off of acquired properties (3)	562	-
	Impairment of goodwill (3)	10	-

	Americas

	Impairment and write-off of mine infrastructure, development and assets (4)	495	-
	Impairment and write-off of acquired properties (4)	23	-
	Impairment and write-off of goodwill (4)	18	-
	Impairment and write-off of licenses and software (4)	5	-

		2,134	1

(1)	The use of the tailings storage facility was discontinued and no further economic benefit is expected to be derived.
(2)	The Mongbwalu project in the Democratic Republic of the Congo was discontinued and no further economic benefit is expected to be derived.
(3)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Continental Africa was written down to an estimated fair value.
(4)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Americas was impaired and written off.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates;
—	the real pre-tax discount rate per reporting unit and asset group which ranged from 6.2 percent to 18.1 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;
—	cash flows used in impairment calculations were based on life of mine plans which range from 3 years to 47 years;
—	the Company's estimates of a range of factors, including its reserve and future production and cost levels, are premised on an extensive annual planning process (the last of which was completed at the end of 2012). The Company's impairments totaling $2.1 billion were calculated using these most recent planning estimates from the end of 2012, along with adjustments to elements that are known. They do not include information from optimized mine plans, which are currently being prepared and will include measures to mitigate the effects of the recent decline in the gold price. Bearing in mind the assumptions made and the information used, these estimates of impairments necessarily contain a greater element of uncertainty than those traditionally completed at year-end; and
—	variable operating cash flows are increased at local Consumer Price Index rates.

Estimates and assumptions used by management included the following:

		2013	2012	2011	2010
June
		$ per ounce	$ per ounce	$ per ounce	$ per ounce

(1)	Long-term real gold price	1,252	1,584	1,530	1,113

When reviewing goodwill and other long-lived assets for impairment, AngloGold Ashanti’s assumption on gold price represents its best estimate of the future price of gold. In arriving at the estimated long-term gold price, AngloGold Ashanti considers all available market information including current prices, historical averages, and forward pricing information and data. The long term gold price of $1,252 per ounce in 2013 was based on a range of economic and market conditions, which were expected to exist over the remaining useful life of the assets.

AngloGold Ashanti considers the long term fundamentals that provide support to the gold price assumption. These include, amongst other things, gold as a long term store of value, hedge against inflation, safe haven status, strong physical demand from emerging markets, central bank purchases, quantitative easing and devaluation of paper currency, falling global mine production and rising costs of producing gold, all of which AngloGold Ashanti believes represent trends supportive of its gold price assumption.

The received gold price averaged $1,529 per ounce for the six months ended June 30, 2013.

The Company will continue to monitor the underlying long term factors driving the gold price and will review its gold price assumption, should it consider it appropriate to do so. Should the gold price assumption used in 2013 be revised significantly downward for any reason (by more than 10 percent), goodwill related to Mine Waste Solutions and long-lived assets related to Great Noligwa, Iduapriem, Siguiri, Geita, AngloGold Ashanti Córrego do Sítío Mineração and Cerro Vanguardia are most vulnerable to impairment.

Furthermore, should the gold price fall and remain at such lower levels, management will consider, in addition to other mitigating factors, reviewing and amending the life of mine plans to reduce expenditures, optimize costs and increase cash flows in respect of its mining assets.

The real pre-tax discount rates applied in the 2013 impairment calculations on a reporting unit with significant assigned goodwill were as follows:

Percentage

Australasia
	Sunrise Dam				10.9%

Debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At June 30, 2013

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	At December 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	7	706
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	11	1,005

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At June 30, 2013
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.125	750	(4)	16	762

	At December 31, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	16	761

Debt carried at amortized cost (continued)

Loan facilities
On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its $1.0 billion syndicated facility maturing in April 2014 which has been repaid and cancelled. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

In February 2013, AngloGold Ashanti Holdings plc, a wholly owned subsidiary of AngloGold Ashanti Limited entered into a syndicated bridge loan facility agreement pursuant to which a syndicate of banks agreed to make available $750 million to AngloGold Ashanti Holdings plc. This facility matures in May 2014 and can be extended for an additional twelve months to May 2015.

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility.

Details of the syndicated bridge loan facility are summarized as follows:

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)
	$750 million syndicated bridge loan facility	LIBOR + 1.5	0.525	750	750	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Subsequent to quarter end, the Company has fully cancelled the $750 million syndicated bridge loan facility. See Note Q.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $231 million was drawn down during the six months ended June 30, 2013 under the facility.

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	556	108	448

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	625	359	266

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

		At June 30,	At December 31,
		2013	2012
		(unaudited)
		(in US Dollars, millions)

	Convertible bonds
	Senior unsecured fixed rate bonds	702	686
	Accrued interest	3	3
		705	689

	Convertible bond derivative liability
	Balance at beginning of period	9	92
	Fair value movements on conversion features of convertible bonds (1)	(9)	(83)
	Balance at end of period (2)	-	9

(1)	Fair value movements for six months ended June 30, 2013 and twelve months ended December 31, 2012, respectively.

(2)	As a result of the significant decrease in the Company's share price, the conversion feature of the convertible bonds as at June 30, 2013 amounts to nil.

	Subsequent to quarter end, the Company raised a corporate bond of $1,250 million at 8.5 percent interest per annum to refinance the convertible bonds due May 2014. 99.1 percent in aggregate principal amount of the convertible bonds were repurchased and cancelled during August 2013. See Note Q.

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain and movement on bonds in the income statement. See note G.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at June 30, 2013, the actual share price was $14.30.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	270	588

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	6 Months Ended
Jun. 30, 2013
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Write-down of ore stockpiles and materials on the leach pad to net realizable value	238	-
Indirect taxes and legal claims (1)	31	6
Impairment of investments	26	1
Inventory write-off due to fire at Geita	14	-
Loans written off	7	-
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	-
Settlement costs of a legal claim at First Uranium (Pty) Limited	2	-
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	-	(20)
Royalties received (3)	(16)	(17)
(Profit)/loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	(3)	5

	301	(25)

Taxation (benefit)/expense on above items	(14)	4

(1) Indirect taxes and legal claims are in respect of:

Tanzania	24
Guinea	7	6
Colombia	3
Brazil	(3)	1
United States of America		2
Argentina		(2)
Namibia		(1)

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(13)	(14)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(3)	(3)

Non-Hedge Derivative Gain	6 Months Ended
Jun. 30, 2013
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	24	67

The net gain recorded in the six months ended June 30, 2013 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Movement on bonds

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note E)	318	113

Income Tax	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation expense in the six months ended June 30, 2013 compared to a net expense for the same period in 2012, constitutes the following:

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	50	304
(Benefit)/charge for deferred taxation (2)	(253)	135
	(203)	439

(Loss)/income before income tax and equity income in associates	(1,888)	1,134

(1) The lower current taxation in 2013 is mainly due to lower earnings resulting from increased operating costs, lower production and a decrease in the gold price.

(2) The lower deferred taxation in 2013 mainly relates to the tax credits on impairments of assets in Continental Africa and the Americas partly negated by the reversal of deferred tax assets not considered recoverable in Ghana and North America.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	93	78
Additions for tax positions of prior years	1	17
Reductions for tax positions of prior years	(1)	-
Translation	(8)	(2)
Balance at end of period	85	93

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	40	40
Recognized in other non-current liabilities (1)	45	53
Balance at end of period	85	93

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the six months ended and as at June 30, 2013, interest recognized and interest accrued amounted to:

Interest recognized during the six months ended June 30, 2013		1

Interest accrued as at June 30, 2013		14

Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Committee, in evaluating operating performance of the Company and making resource allocation decisions.

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	950	1,079
Continental Africa	1,018	1,383
Australasia	166	234
Americas	734	822
Other, including Corporate and Non-gold producing subsidiaries	7	11
	2,875	3,529
Less: Equity method investments included above	(138)	(168)
Total revenues	2,737	3,361

Segment income/(loss)
South Africa	247	372
Continental Africa	(1,705)	545
Australasia	(47)	58
Americas	(310)	388
Other, including Corporate and Non-gold producing subsidiaries	(322)	(83)
Total segment (loss)/income	(2,137)	1,280

The following are included in segment (loss)/income:

Interest revenue
South Africa	7	13
Continental Africa	2	3
Australasia	1	1
Americas	5	3
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	17	21

Interest expense
South Africa	8	2
Continental Africa	1	1
Australasia	7	-
Americas	1	1
Other, including Corporate and Non-gold producing subsidiaries	108	86
Total interest expense	125	90

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	4	-
Continental Africa	(168)	29
Americas	(2)	-
Other, including Corporate and Non-gold producing subsidiaries	(28)	(10)
Total equity (loss)/income in associates	(194)	19

Reconciliation of segment (loss)/income to Net (loss)/income - attributable to AngloGold Ashanti
Segment total	(2,137)	1,280
Exploration costs	(154)	(163)
General and administrative expenses	(130)	(140)
Market development costs	(3)	(4)
Non-hedge derivative gain and movement on bonds	342	180
Taxation benefit/(expense)	203	(439)
Noncontrolling interests	6	(13)
Net (loss)/income - attributable to AngloGold Ashanti	(1,873)	701

	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,078	3,570
Continental Africa (1)	3,444	4,752
Australasia	1,048	1,007
Americas	2,415	2,894
Other, including Corporate and Non-gold producing subsidiaries	193	879
Total segment assets	10,178	13,102

(1) Includes the following which have been classified as assets held for sale:

Navachab	130	-

Income(Loss) Per Share Data	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted (loss)/income per share (in US dollars millions, except per share data):

Ordinary shares undistributed (loss)/income	(1,909)	553
E Ordinary shares undistributed (loss)/income	(4)	2
Total undistributed (loss)/income	(1,913)	555

Ordinary shares distributed income	40	146
E Ordinary shares distributed income	-	-
Total distributed income (1)	40	146

Numerator - Net (loss)/income

Attributable to Ordinary shares (2)	(1,869)	699
Attributable to E Ordinary shares	(4)	2
Total attributable to AngloGold Ashanti	(1,873)	701

In calculating diluted (loss)/income per ordinary share, the following were taken into consideration:

(Loss)/income attributable to equity shareholders	(1,869)	699
Loss attributable to E Ordinary shareholders	(4)	-
Interest expense on convertible bonds	24	37
Amortization of issue cost and discount on convertible bonds	-	16
Fair value adjustment on convertible bonds included in (loss)/income	(318)	(180)
(Loss)/income used in calculation of diluted earnings per ordinary share	(2,167)	572

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic (loss)/income per ordinary share
Ordinary shares	383,571,718	382,504,246
Fully vested options (3)	2,059,490	1,734,133
Weighted average number of ordinary shares (2)	385,631,208	384,238,379

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options (4)	-	1,353,761
Dilutive potential of convertible bonds (4)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (4)	455,010	-
Denominator for diluted (loss)/income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,226,218	419,116,755

Weighted average number of E Ordinary shares used in calculation of basic and diluted (loss)/income per E Ordinary share	1,604,681	2,560,095

(1)	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaced the Secondary Tax on Companies.

(2)	The mandatory convertible bonds issued during 2010 are not included in basic (loss)/income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(3)	Compensation awards are included in the calculation of basic (loss)/income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

(4)	The calculation of diluted (loss)/income per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

	Issuable upon the conversion of E Ordinary shares		367,039
	Issuable upon the conversion of convertible bonds	15,384,615
	Issuable upon the conversion of stock incentive options	1,399,353

The effect of rounding may result in computational differences.

Reclassification out of Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
	For the six months ended June 30, 2013
	(unaudited)
	(in US Dollars, millions)

	Unrealized gain on marketable securities, net	Foreign currency translation adjustments	Changes in fair value of cash flow hedge instruments	Total
	$	$	$	$

Balance - December 31, 2012	25	(951)	(2)	(928)

Change in other comprehensive income before reclassifications	(24)	(359)		(383)
Reclassifications from accumulated other comprehensive income	25			25
Net current period other comprehensive income	1	(359)	-	(358)

Balance - June 30, 2013	26	(1,310)	(2)	(1,286)

Details about accumulated other comprehensive income components	Reclassifications from accumulated other comprehensive income	Affected line item in the condensed consolidated statement of income
	$

Unrealized gain on marketable securities:
Impairment of marketable securities	26	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
Disposal of marketable securities	(1)	Interest, dividends and other
Total before tax	25
Tax expense/(benefit)	-
Net of tax	25

Employee Benefit Plans	6 Months Ended
Jun. 30, 2013
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Six months ended June 30,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	3	-	4	22
Interest cost	11	7	10	7
Expected return on plan assets	(41)	-	(14)	-
Net periodic benefit cost	(27)	7	-	29

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2013 (1)	17

	Actual contribution for the six months ended June 30, 2013	7

(1)	The Company's expected contribution to its pension plan and other post-retirement medical benefits in 2013 as disclosed in the Company's Form 20-F for the year ended December 31, 2012.

Assets and Liabilities Held For Sale	6 Months Ended
Jun. 30, 2013
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
AngloGold Ashanti to sell Navachab mine

On April 30, 2013, the Company announced its plan to sell the Navachab mine in Namibia. The Navachab gold mine is situated close to Karibib, about 170 kilometres northwest of the Namibian capital, Windhoek. It is included in the Continental Africa reporting segment. The open-pit mine, which began operations in 1989, has a processing plant that handles 120,000 metric tons a month. The mine produced 74,000 ounces of gold in 2012.

Management has selected a number of potential bidders who meet management’s qualifying criteria and have asked them to submit binding bids. Navachab is not viewed as part of the core assets of the Company and no longer forms part of the long-term business strategy of the group. There can be no assurance, however, that a sale and purchase agreement for this transaction will be entered into or that any sales transaction will be completed.

The Company will continue to generate significant cash flows from the production and sale of gold from its remaining operations in Continental Africa. Consequently, due to the migration of cash flows and in accordance with FASB ASC guidance on discontinued operations, Navachab will not be classified as a discontinued operation.

The carrying amounts of major classes of assets and liabilities of Navachab included:

At June 30,
2013
(unaudited)
(in US Dollars, millions)

Trade and other receivables	5
Inventories	57
Property, plant and equipment	66
Goodwill and other intangibles	2
Trade and other payables	(10)
Long-term debt	(15)
Deferred taxation	(24)
Provision for environmental rehabilitation	(6)
Net assets	75

Other Long-Term Assets	6 Months Ended
Jun. 30, 2013
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	51	63
Investments in associates - listed	12	18
Investments in equity accounted joint ventures	1,063	972
Carrying value of equity method investments	1,126	1,053

Investment in marketable equity securities - available for sale	42	69
Investment in marketable debt securities - held to maturity	8	7
Investment in non-marketable equity securities - available for sale	2	2
Investment in non-marketable assets - held to maturity	2	3
Investment in non-marketable debt securities - held to maturity	76	86
Restricted cash	29	29
Other non-current assets	65	111
	1,350	1,360

	Impairment of associates and equity accounted joint ventures (1)

	The Company recognized the following impairments which are included in equity income in associates:
		Six months ended June 30,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)
	Associates
	Mariana Resources Limited (2)	4	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Sadiola S.A. (3)	184	-
	Société des Mines de Morila S.A. (4)	12	-
	Thani Ashanti Alliance Limited (5)	1	-
		201	-

(1)	The impairments recognized had no tax effects.

(2)	The carrying amount of the listed associate was written down to fair value.

(3)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of the investment was impaired and written off.

(4)	The carrying amount was written down to a fair value of $14 million.

(5)	Investment fully impaired.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Cost	19	50
Gross unrealized gains	23	21
Gross unrealized losses	-	(2)
Fair value (net carrying value)	42	69

Other-than-temporary impairments and disposal of marketable equity securities – available for sale
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments

International Tower Hill Mines Ltd (United States of America)	20	-
Corvus Gold Incorporated (United States of America)	2	-
First Uranium Corporation (South Africa)	2	1
Village Main Reef Limited (South Africa)	1	-
Stratex International plc (Isle of Man)	1	-
	26	1

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

Disposal of marketable equity securities

The Company's disposal of marketable equity securities resulted in the following reclassification of gains of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	(1)	-

In addition, the Company holds various equities as strategic investments in gold exploration companies. Two of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At June 30, 2013

Aggregate fair value of investments with unrealized losses	1	-	1
Aggregate unrealized losses	-	-	-

At December 31, 2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investment in marketable debt securities - held to maturity	8	7
Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $10 million (2012: $11 million) and gross unrealized gains of $2 million (2012: $4 million).

Investment in non-marketable equity securities - available for sale	2	2
The non-marketable equity investments mainly represent shares held in XDM Resources Limited.

Investment in non-marketable assets - held to maturity	2	3
Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

Investment in non-marketable debt securities - held to maturity	76	86
Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

As at June 30, 2013 the contractual maturities of debt securities were as follows:

Marketable debt securities

After five years	2
After ten years	6
	8

Non-marketable debt securities

Less than one year	76

Restricted cash	29	29
Restricted cash mainly represent cash balances held by environmental rehabilitation trust funds and an environmental protection bond.

Financing receivables
Loans of $2 million (2012: $40 million) to equity accounted joint ventures and associates are included in Other long-term assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The Audit and Corporate Governance Committee has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. As at June 30, 2013, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of $3 million as at June 30, 2013 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense equally until 2019.

A gain on non-hedge derivatives of $24 million was recorded in the six months ended June 30, 2013 (2012: $67 million). See note G “Non-hedge derivative gain and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company eliminated its hedge book during 2010 and has since had full exposure to the spot price of gold.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at June 30, 2013, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at June 30, 2013 amounts to $222 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at June 30, 2013. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at June 30, 2013 and December 31, 2012, are as follows (assets (liabilities)):

	June 30, 2013		December 31, 2012

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	415	415	892	892
Restricted cash	63	63	64	64
Short-term debt	(1,014)	(1,036)	(271)	(271)
Short-term debt at fair value	(270)	(270)	(588)	(588)
Long-term debt	(2,233)	(2,100)	(2,750)	(2,871)
Derivatives	-	-	(10)	(10)
Marketable equity securities - available for sale	42	42	69	69
Marketable debt securities - held to maturity	8	10	7	11
Non-marketable equity securities - available for sale	2	2	2	2
Non-marketable assets - held to maturity	2	2	3	3
Non-marketable debt securities - held to maturity	76	76	86	86

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) is estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable equity securities classified as available for sale are carried at cost or fair value, where fair value can be reliably measured.

Fair value of the derivative liabilities split by accounting designation

At June 30, 2013
(unaudited)
(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	-	-
Embedded derivatives	Non-current liabilities - derivatives	-	-
Total derivatives		-	-

		At December 31, 2012
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

	Non-hedge derivative gain and movement on bonds recognized
		Six months ended June 30,
		2013	2012
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	9	67
	Other commodity contracts	15	-
	Fair value movement on mandatory convertible bonds	318	113

	Non-hedge derivative gain and movement on bonds	342	180

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2013	Changes in fair value and other movements recognized in 2013	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2013
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At June 30,
2013
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	601
Authorized by the directors but not yet contracted for	1,569
2,170
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At June 30,
2013
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - AngloGold Ashanti (Ghana) Limited (3)	25
Litigation - AngloGold Ashanti (Ghana) Limited(4)(5)	97
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (7)	38
Sales tax on gold deliveries - Mineração Serra Grande S.A. (8)	102
Other tax disputes - Mineração Serra Grande S.A. (9)	18
Tax dispute - AngloGold Ashanti Colombia S.A. (10)	174
Tax dispute - Cerro Vanguardia S.A. (11)	72

Contingent assets

Indemnity - Kinross Gold Corporation (12)	(62)
Royalty - Boddington Gold Mine (13)	-
Royalty - Tau Lekoa Gold Mine (14)	-

Financial guarantees

Oro Group surety (15)	10
AngloGold Ashanti USA reclamation bonds (16)	132
AngloGold Ashanti Australia environmental bonds (17)	54
AngloGold Ashanti environmental guarantees (18)	138
AngloGold Ashanti Iduapriem environmental guarantees (19)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (20)	10
Guarantee provided for syndicated revolving credit facility (21)	-
Guarantee provided for syndicated bridge loan facility (22)	-
Guarantee provided for mandatory convertible bonds (23)	791
Guarantee provided for rated bonds - issued April 2010 (24)	1,012
Guarantee provided for rated bonds - issued July 2012 (25)	766
Guarantee provided for convertible bonds (26)	735
Guarantee provided for A$ syndicated revolving credit facility (27)	448

Performance guarantees

Gold delivery - Mine Waste Solutions (28)	-

Hedging guarantees

Gold delivery guarantees (29)	-

4,592

(1)	Groundwater pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep groundwater pollution

The Company has identified a flooding and future pollution risk posed by deep groundwater in certain underground mines in Africa. Various studies have been undertaken by AngloGold Ashanti Limited since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, in South Africa, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At June 30,
		2013
		(unaudited)
		(in US Dollars, millions)

(3)	Indirect taxes - AngloGold Ashanti (Ghana) Limited

	AngloGold Ashanti (Ghana) Limited ("AGAG") received a tax assessment for the 2006 to 2008 and for the 2009 to 2011 tax years following audits by the tax authorities which related to various indirect taxes. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	25

(4)	Litigation - AngloGold Ashanti (Ghana) Limited	97

	On October 11, 2011, AGAG terminated its commercial arrangements with Mining and Building Contractors Limited ("MBC") relating to certain underground development, construction on bulkheads and diamond drilling services provided by MBC in respect of the Obuasi mine. On November 8, 2012, as a result of this termination, AGAG and MBC concluded a separation agreement that specified the terms on which the parties agreed to sever their commercial relationship. On July 23, 2013, MBC commenced proceedings against AGAG in the High Court of Justice (Commercial Division) in Accra, Ghana, and served a writ of summons that claimed a total of approximately $97 million in damages. MBC asserts various claims for damages, including, among others, as a result of the breach of contract, non-payment of outstanding historical indebtedness by AGAG and the demobilization of equipment, spare parts and material acquired by MBC for the benefit of AGAG in connection with operations at the Obuasi mine in Ghana. MBC has also asserted various labour claims on behalf of itself and certain of its former contractors and employees at the Obuasi mine. AGAG intends to vigorously defend this claim.

(5)	Litigation - AngloGold Ashanti (Ghana) Limited	-

	On April 2, 2013, AGAG received a summons from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant ("PTP") which was decommissioned in 2000. The claim is to award general damages, special damages for medical treatment and punitive damages, as well as several orders relating to operation of the PTP. AGAG has filed a notice of intention to defend. In view of the limitation of current information for the accurate estimation of a liability, no reasonable estimate can be made for the obligation.

(6)	ODMWA litigation

On March 3, 2011, in Mankayi vs. AngloGold Ashanti, the Constitutional Court of South Africa held that section 35(1) of the Compensation for Occupational Injuries and Diseases Act, 1993 does not cover an “employee” who qualifies for compensation in respect of “compensable diseases” under the ODMWA. This judgment allows such qualifying employee to pursue a civil claim for damages against the employer. Following the Constitutional Court decision, AngloGold Ashanti has become subject to numerous claims relating to silicosis and other Occupational Lung Diseases ("OLD"), including several potential class actions and individual claims.

For example, on or about August 21, 2012, AngloGold Ashanti was served with an application instituted by Bangumzi Bennet Balakazi ("the Balakazi Action") and others in which the applicants seek an order declaring that all mine workers (former or current) who previously worked or continue to work in specified South African gold mines for the period owned by AngloGold Ashanti and who have silicosis or other OLD constitute members of a class for the purpose of proceedings for declaratory relief and claims for damages. In the event the class is certified, such class of workers would be permitted to institute actions by way of a summons against AngloGold Ashanti for amounts as yet unspecified. On September 4, 2012, AngloGold Ashanti delivered its notice of intention to defend this application. AngloGold Ashanti also delivered a formal request for additional information that it requires to prepare its affidavits in respect to the allegations and the request for certification of a class.

In addition, on or about January 8, 2013, AngloGold Ashanti and its subsidiary Free State Consolidated Gold Mines (Operations) Limited, alongside other mining companies operating in South Africa, were served with another application to certify a class ("the Nkala Action"). The applicants in the case seek to have the court certify two classes namely: (i) current and former mineworkers who have silicosis (whether or not accompanied by any other disease) and who work or have worked on certain specified gold mines at any time from January 1, 1965 to date; and (ii) the dependants of mineworkers who died as a result of silicosis (whether or not accompanied by any other disease) and who worked on these gold mines at any time after January 1, 1965. AngloGold Ashanti filed a notice of intention to oppose the application.

On August 21, 2013, an application was served on AngloGold Ashanti, for the consolidation of the Balakazi Action and the Nkala Action, as well as a request for an amendment to change the scope of the classes the court was requested to certify in the previous applications that were brought. The applicants now request certification of two classes (the "silicosis class" and the "tuberculosis class"). The silicosis class which the applicants now request the court to certify would consist of certain current and former mineworkers who have contracted silicosis, and the dependants of certain deceased mineworkers who have died of silicosis (whether or not accompanied by any other disease). The tuberculosis class would consist of certain current and former mineworkers who have or had contracted pulmonary tuberculosis and the dependants of certain deceased mineworkers who died of pulmonary tuberculosis (but excluding silico-tuberculosis).

In October 2012, a further 31 individual summonses and particulars of claim were received relating to silicosis and/or other OLD. The total amount being claimed in the 31 summonses is approximately $8 million. On October 22, 2012, AngloGold Ashanti filed a notice of intention to oppose these claims. AngloGold Ashanti has also served a notice of exception to the summonses which, if successful, is expected to require the plaintiffs to redraft the particulars of claim to correct certain errors. The exception is scheduled to be heard on October 3, 2013.

It is possible that additional class actions and/or individual claims relating to silicosis and/or other OLD will be filed against AngloGold Ashanti in the future. AngloGold Ashanti will defend all current and subsequently filed claims on their merits. Should AngloGold Ashanti be unsuccessful in defending any such claims, or in otherwise favorably resolving perceived deficiencies in the national occupational disease compensation framework that were identified in the earlier decision by the Constitutional Court, such matters would have an adverse effect on its financial position, which could be material. The Company is unable to reasonably estimate its share of the amounts claimed.

		At June 30,
		2013
		(unaudited)
		(in US Dollars, millions)

(7)	Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda

	In November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	20

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	18
		38
	Management is of the opinion that these taxes are not payable.

(8)	Sales tax on gold deliveries - Mineração Serra Grande S.A.

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to May 2006. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011 (first case) and June 2012 (second case), the administrative council’s full board approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“COMEX”) for review and verification. On May 28, 2013, the Full Board of the State of Goiás Tax Administrative Council ruled in favor of the State of Goiás, however reduced the penalties of the two tax assessments from 200 percent to 80 percent. The Company is considering legal options available in this matter, since it believes that both assessments are in violation of federal legislation on sales taxes. MSG will be required to provide a bank guarantee to the tax authorities for the possible taxes payable (50 percent of this guarantee will be covered by the Kinross indemnification. See item 12 below).

	The assessments are approximately:	102

(9)	Other tax disputes - Mineração Serra Grande S.A.

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The assessment is approximately:	18

(10)	Tax dispute - AngloGold Ashanti Colombia S.A.

	AngloGold Ashanti Colombia S.A. ("AGAC") received notice from the Colombian Tax Office ("DIAN") that it disagreed with the Company's tax treatment of certain items in the 2010 and 2011 income tax returns, and the 2010 equity tax return. The Company believes that it has applied the tax legislation correctly and plans on defending its position, however the Company is awaiting a formal assessment from DIAN.

	Details of the disputes are as follows:

	Estimated additional tax payable if tax returns are amended	35
	Expected penalties and interest on the above (based on Colombian tax law)	139
		174

		At June 30,
		2013
		(unaudited)
		(in US Dollars, millions)

(11)	Tax dispute - Cerro Vanguardia S.A.

	On July 12, 2013, Cerro Vanguardia S.A. received a notification from the Argentina Tax Authority requesting corrections to the 2007, 2008 and 2009 income tax returns relating to the non-deduction of tax losses previously claimed on hedge contracts. Management is of the opinion that the taxes are not payable and is in the process of preparing a response.

	Details of the disputes are as follows:

	Estimated additional tax payable if tax returns are amended	22
	Expected penalties and interest on the above	50
		72

(12)	Indemnity - Kinross Gold Corporation	(62)
	As part of the acquisition by AngloGold Ashanti of the remaining 50 percent interest in MSG during June 2012, Kinross Gold Corporation has provided an indemnity to a maximum amount of BRL255 million ($116 million at quarter end exchange rates) against the specific exposures discussed in items 8 and 9 above.

(13)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Total royalties recorded to date	73

(14)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 352,214 ounces produced have been received to date.

	Royalties received during the six months ended June 30, 2013	3

(15)	Oro Group surety	10

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal. The suretyship agreements have a termination notice period of 90 days.

(16)	AngloGold Ashanti USA reclamation bonds	132

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

At June 30,
2013
(unaudited)
(in US Dollars, millions)

(17)	AngloGold Ashanti Australia environmental bonds	54

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(18)	AngloGold Ashanti environmental guarantees	138

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(19)	AngloGold Ashanti Iduapriem environmental guarantees	32

Pursuant to Ghanaian mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, AngloGold Ashanti Iduapriem Limited has secured bank guarantees to cover potential rehabilitation obligations for the Iduapriem mine. The obligations will expire upon compliance with all provisions of the environment management program in terms of Ghanaian mining laws. AngloGold Ashanti Iduapriem is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti Iduapriem under its guarantee.

(20)	Ashanti Goldfields Kilo Sarl environmental guarantees	10

Pursuant to the Democratic Republic of Congo ("DRC") mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, Ashanti Goldfields Kilo Sarl has secured bank guarantees to cover potential rehabilitation obligations for the Mongbwalu project. The obligations will expire upon compliance with all provisions of the environment management program in terms of the DRC mining laws. Ashanti Goldfields Kilo Sarl is not indemnified by third parties for any of the amounts that may be paid by Ashanti Goldfields Kilo Sarl under its guarantee.

(21)	Guarantee provided for syndicated revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion five-year revolving credit facility entered into during July 2012.

	The total amount outstanding under this facility as at June 30, 2013 amounted to:	-

(22)	Guarantee provided for syndicated bridge loan facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility entered into during February 2013. The full amount of the syndicated bridge loan facility was cancelled on August 7, 2013.

	The total amount outstanding under this facility as at June 30, 2013 amounted to:	-

At June 30,
2013
(unaudited)
(in US Dollars, millions)

(23)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(24)	Guarantee provided for rated bonds - issued April 2010	1,012

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(25)	Guarantee provided for rated bonds - issued July 2012	766

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $750 million 5.125 percent rated bonds due 2022.

(26)	Guarantee provided for convertible bonds	735

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(27)	Guarantee provided for A$ syndicated revolving credit facility

	AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at June 30, 2013 amounted to:	448

(28)	Gold delivery - Mine Waste Solutions	-

As part of the acquisition by AngloGold Ashanti of First Uranium (Pty) Limited, the owner of Mine Waste Solutions, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. As at June 30, 2013, 280,281 ounces remain to be delivered against the guarantee over the life of the contract.

(29)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At June 30, 2013 the Company had no open gold hedge contracts.

Vulnerability from concentrations

There is a concentration of risk in respect of recoverable value added tax, fuel duties and appeal deposits from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

The recoverable value added tax, fuel duties and appeal deposits are summarized as follows:

Recoverable value added tax	17
Recoverable fuel duties (1)	43
Appeal deposits	4

(1) Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Recent Developments	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Announcements made after June 30, 2013:

On July 12, 2013, Moody’s Investors Service (“Moody’s”) downgraded AngloGold Ashanti’s credit rating to Baa3 from Baa2. Moody’s also downgraded the Company’s senior unsecured debt.

On July 17, 2013, Standard & Poor’s (“S&P”) cut its long-term corporate credit rating on AngloGold Ashanti to BB+ from BBB- and its long and short-term South Africa national-scale ratings on AngloGold Ashanti to zaA/zaA-2 from zaAA-/zaA-1. It also lowered its issue rating on AngloGold’s senior unsecured notes to BB+ from BBB-.

On July 25, 2013, AngloGold Ashanti Holdings plc commenced a cash tender offer to purchase any and all of the outstanding $732.5 million 3.5 percent Guaranteed Convertible Bonds due May 2014 of AngloGold Ashanti Holdings Finance plc at a purchase price of $1,015 for each $1,000 principal amount of Bonds validly tendered. In addition, holders would receive, in respect of their Bonds that are accepted for purchase, accrued and unpaid interest on such Bonds up to, but excluding, the settlement date of the tender offer. The offer expired on August 21, 2013 and the Company purchased $725.9 million in aggregate principal amount of the Bonds, representing 99.1 percent of the total issuance.

On July 30, 2013, AngloGold Ashanti raised a corporate bond of $1,250 million at 8.5 percent interest per annum for general corporate purposes, including the repurchase or repayment of the $732.5 million 3.5 percent Guaranteed Convertible Bonds due May 2014. The funds raised over and above the settlement of the Guaranteed Convertible Bonds may be used to repay other corporate indebtedness.

On August 6, 2013, a settlement and enforcement agreement was signed between the Company and Thani Investments LLC ("TI") for the recovery of an outstanding loan of $39 million to Thani Ashanti Alliance Limited which had been guaranteed by TI and which had been fully impaired during 2012. The Company received the funds on August 13, 2013.

On August 7, 2013, the Company cancelled the full amount of the $750 million syndicated bridge loan facility entered into during February 2013.

On September 10, 2013, AngloGold Ashanti announced that AngloGold Ashanti Holdings Finance plc will pay and discharge the 6.00 percent Mandatory Convertible Subordinated Bonds due 2013 ("the Mandatory Convertible Bonds") on the maturity date (September 15, 2013) by delivering 18,140,000 million American Depository Shares, or ADSs, which represent an equivalent amount of the AngloGold Ashanti Limited common stock, and the cash equivalent of 177,859 shares of AngloGold Ashanti Limited as determined in the manner set out in the indenture governing the Mandatory Convertible Bonds.

Declaration of Dividends	6 Months Ended
Jun. 30, 2013
Dividends [Abstract]
Declaration of Dividend [Text Block]

	Details of the final dividends of 2012 and interim dividends of 2013 are set forth in the table below:

		Ordinary shareholders			E ordinary shareholders
		Final dividend	Interim dividends		Final dividend		Interim dividends
		2012	2013	2012		2013

	Declaration date	Feb 18, 2013	May 10, 2013	Feb 18, 2013		May 10, 2013
	Record date	Mar 15, 2013	May 31, 2013	Mar 15, 2013		May 31, 2013
	Payment date - Ordinary shareholders	Mar 28, 2013	Jun 14, 2013	Mar 28, 2013		Jun 14, 2013
	Payment date - CDIs	Mar 28, 2013	Jun 14, 2013
	Payment date - GhDSs	Apr 2, 2013	Jun 17, 2013
	Payment date - ADSs	Apr 8, 2013	Jun 24, 2013

	Dividend amount per share - declared (US cents)	5.340	5.020	2.670		2.510

	Dividend amount per share - declared (South African cents)	50.0	50.0	25.0		25.0

	Dividend amount per share - paid (US cents) (1)	4.539	4.267	2.270		2.134
	Dividend amount per share - paid (South African cents) (1)	42.50	42.50	21.25		21.25

(1)	Net of 15 percent withholding tax.

	During the second quarter of 2013, the Company elected not to declare a dividend and changed its frequency of dividend payments to half-yearly rather than quarterly.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at June 30, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	415			415
Marketable and non-marketable equity securities	42	2		44
Mandatory convertible bonds	(270)			(270)
Option component of convertible bonds		-		-

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and collective investment schemes and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's non-marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and were valued using the issue price obtained in a private equity raising which was completed during December 2012.

The Company's mandatory convertible bonds are included in debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

The conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at June 30:
2013

Market quoted bond price (percent)	99.3
Fair value of bond excluding conversion feature (percent)	99.3
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

		Six months ended June 30,
		2013
		(unaudited)
		(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the six months ended June 30, 2013, long-lived assets held and used in Continental Africa, with a carrying amount of $898 million were written down to fair value of $34 million, resulting in a loss, which is included in earnings for the period, of:		864	(1)

In addition, during the six months ended June 30, 2013 the carrying amount of the equity method investment in Société des Mines de Morila S.A. of $26 million were written down to fair value of $14 million, resulting in a loss, which is included in equity income in associates, of:		12	(2)

The following estimates and assumptions were used by management to estimate fair value using the income approach:
	the gold price assumption represented management’s best estimate of the future price of gold. Long-term real gold price of $1,252 per ounce (2012: $1,584 per ounce) is based on a range of economic and market conditions expected to exist over the remaining useful life of the asset;

	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;

	The Company's estimates of a range of factors, including its reserve and future production and cost levels, are premised on an extensive annual planning process (the last of which was completed at the end of 2012). The Company's impairments were calculated using these most recent planning estimates from the end of 2012, along with adjustments to elements that are known. They do not include information from optimized mine plans, which are currently being prepared and will include measures to mitigate the effects of the recent decline in the gold price. Bearing in mind the assumptions made and the information used, these estimates of impairments necessarily contain a greater element of uncertainty than those traditionally completed at year-end;

	variable operating cash flows are increased at local Consumer Price Index rates; and

	cash flows used in fair value valuations were based on the life of mine plan.

(1)	the real pre-tax discount rate per reporting unit and asset group which ranged from 6.2 percent to 18.1 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were sovereign and mining risk factors which was based on the Company’s internal assessment of country risk relative to the issues experienced in Continental Africa. Project risk has been applied to cash flows relating to the deep level underground project;

(2)	the real pre-tax discount rate of 14.5 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were country risk which was based on the Company’s internal assessment of country risk relative to the issues experienced in Mali;

During the six months ended June 30, 2013, the Company fully impaired and wrote-off certain assets (including goodwill and other intangibles) mainly in Americas and Continental Africa. See Note D. This resulted in a loss, which is included in earnings for the period, of:		1,270

During the six months ended June 30, 2013, the Company fully impaired its equity method investments in Société d’Exploitation des Mines d'Or de Sadiola S.A. and Thani Ashanti Alliance Limited. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note N. This resulted in a loss, which is included in equity income in associates, of:		189

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets held and used	34	-	34	-	(864)
Long-lived assets fully impaired and written-off (including goodwill and other intangibles)	-	-	-	-	(1,270)
Associates and equity accounted joint ventures	15	1	14	-	(201)
	49	1	48	-	(2,335)

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note T. Related party transactions

Agreement with Izingwe Property Managers (Proprietary) Limited

AngloGold Ashanti entered into an agreement (“Agreement”) with Izingwe Property Managers (Proprietary) Limited (“Izingwe Property”) under which Izingwe Property assists AngloGold Ashanti in the planning, design, development and construction of 200 units of housing in South Africa for employees of AngloGold Ashanti. Izingwe Property’s roles are those of development and project manager and main contractor. The terms of the Agreement, entered into on February 19, 2013, call for payments from AngloGold Ashanti to Izingwe Property in the amount of $6.7 million in consideration for Izingwe Property’s services~~.~~ Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.

Supplemental Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2013
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	940	-	1,863	(66)	2,737

Product sales	869	-	1,836	-	2,705
Interest, dividends and other	71	-	27	(66)	32

Costs and expenses	775	83	3,739	28	4,625

Production costs	494	-	1,131	-	1,625
Exploration costs	4	2	148	-	154
Related party transactions	(10)	-	-	-	(10)
General and administrative expenses/(recoveries)	120	5	43	(38)	130
Royalties paid	8	-	59	-	67
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	137	-	268	-	405
Impairment of assets	-	-	2,134	-	2,134
Interest expense	7	54	64	-	125
Accretion expense	6	-	15	-	21
Employment severance costs	9	-	3	-	12
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1)	22	214	66	301
Non-hedge derivative gain and movement on bonds	-	-	(342)	-	(342)

Income/(loss) before income tax provision	165	(83)	(1,876)	(94)	(1,888)
Taxation (expense)/benefit	(47)	(3)	253	-	203
Equity loss in associates	(187)	(7)	-	-	(194)
Equity (loss)/income in subsidiaries	(1,790)	(1,401)	-	3,191	-
(Loss)/income	(1,859)	(1,494)	(1,623)	3,097	(1,879)
Preferred stock dividends	(14)	-	(14)	28	-
(Loss)/income	(1,873)	(1,494)	(1,637)	3,125	(1,879)
Less: Net income attributable to noncontrolling interests	-	-	6	-	6

Net (loss)/income - attributable to AngloGold Ashanti	(1,873)	(1,494)	(1,631)	3,125	(1,873)

Comprehensive income	(2,231)	(1,535)	(1,679)	3,208	(2,237)
Comprehensive income attributable to noncontrolling interests	-	-	6	-	6
Comprehensive income attributable to AngloGold Ashanti	(2,231)	(1,535)	(1,673)	3,208	(2,231)

Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,135	-	2,316	(90)	3,361

Product sales	1,063	-	2,262	-	3,325
Interest, dividends and other	72	-	54	(90)	36

Costs and expenses	854	17	1,354	2	2,227

Production costs	542	-	1,001	-	1,543
Exploration costs	12	5	146	-	163
Related party transactions	(9)	-	-	-	(9)
General and administrative expenses/(recoveries)	112	(2)	33	(3)	140
Royalties paid	22	-	71	-	93
Market development costs	2	-	2	-	4
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Interest expense	2	34	54	-	90
Accretion expense	6	-	10	-	16
Employment severance costs	4	-	2	-	6
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	(20)	(14)	5	(25)
Non-hedge derivative gain and movement on bonds	-	-	(180)	-	(180)

Income/(loss) before income tax provision	281	(17)	962	(92)	1,134
Taxation expense	(84)	(2)	(353)	-	(439)
Equity income in associates	15	4	-	-	19
Equity income/(loss) in subsidiaries	518	331	-	(849)	-
Income/(loss)	730	316	609	(941)	714
Preferred stock dividends	(29)	-	(29)	58	-
Net income/(loss)	701	316	580	(883)	714
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	701	316	567	(883)	701

Comprehensive income	658	313	561	(863)	669
Comprehensive income attributable to noncontrolling interests	-	-	(11)	-	(11)
Comprehensive income attributable to AngloGold Ashanti	658	313	550	(863)	658

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT JUNE 30, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,461	3,101	3,655	(6,020)	2,197
Cash and cash equivalents	28	167	220	-	415
Restricted cash	1	-	33	-	34
Receivables, inter-group balances and other current assets	1,432	2,934	3,402	(6,020)	1,748
Property, plant and equipment, net	1,820	-	3,700	-	5,520
Acquired properties, net	117	-	19	-	136
Goodwill	-	-	149	(3)	146
Other intangibles, net	50	-	70	-	120
Other long-term inventory	-	-	118	-	118
Materials on the leach pad	-	-	486	-	486
Other long-term assets and deferred taxation assets	2,802	3,216	1,183	(5,746)	1,455

Total assets	6,250	6,317	9,380	(11,769)	10,178

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,864	1,616	5,145	(6,312)	2,313
Other non-current liabilities	46	-	268	(14)	300
Long-term debt	26	1,739	468	-	2,233
Deferred taxation liabilities	478	-	388	1	867
Provision for environmental rehabilitation	125	-	595	-	720
Other accrued liabilities	-	-	28	-	28
Provision for pension and other post-retirement medical benefits	140	-	13	-	153
Commitments and contingencies	-	-	-	-	-
Equity	3,571	2,962	2,475	(5,444)	3,564
Stock issued	13	5,091	935	(6,026)	13
Additional paid in capital	8,824	606	221	(827)	8,824
Accumulated (deficit)/profit	(4,016)	(2,735)	(3,178)	5,913	(4,016)
Accumulated other comprehensive income and reserves	(1,250)	-	4,504	(4,504)	(1,250)
Total AngloGold Ashanti stockholders' equity	3,571	2,962	2,482	(5,444)	3,571
Noncontrolling interests	-	-	(7)	-	(7)

Total liabilities and equity	6,250	6,317	9,380	(11,769)	10,178

Condensed consolidating balance sheets
AT DECEMBER 31, 2012
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,178	3,128	3,764	(5,280)	2,790
Cash and cash equivalents	98	537	257	-	892
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	1,079	2,591	3,473	(5,280)	1,863
Property, plant and equipment, net	2,046	-	5,189	-	7,235
Acquired properties, net	141	-	607	-	748
Goodwill	-	-	209	(16)	193
Other intangibles, net	53	-	59	-	112
Other long-term inventory	-	-	180	-	180
Materials on the leach pad	-	-	445	-	445
Other long-term assets and deferred taxation assets	4,875	4,506	1,098	(9,080)	1,399

Total assets	8,293	7,634	11,551	(14,376)	13,102

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,510	1,614	4,586	(5,751)	1,959
Other non-current liabilities	53	-	342	(16)	379
Long-term debt	31	1,739	980	-	2,750
Derivatives	-	-	10	-	10
Deferred taxation liabilities	520	-	635	2	1,157
Provision for environmental rehabilitation	157	-	601	-	758
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	196	-	13	-	209
Commitments and contingencies	-	-	-	-	-
Equity	5,826	4,281	4,352	(8,611)	5,848
Stock issued	13	5,059	937	(5,996)	13
Additional paid in capital	8,808	540	231	(771)	8,808
Accumulated (deficit)/profit	(2,103)	(1,318)	(1,164)	2,482	(2,103)
Accumulated other comprehensive income and reserves	(892)	-	4,327	(4,327)	(892)
Total AngloGold Ashanti stockholders' equity	5,826	4,281	4,331	(8,612)	5,826
Noncontrolling interests	-	-	21	1	22

Total liabilities and equity	8,293	7,634	11,551	(14,376)	13,102

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2013
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	107	(403)	655	(28)	331
Net (loss)/income	(1,873)	(1,494)	(1,637)	3,125	(1,879)
Reconciled to net cash provided by/(used) in operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(3)	22	222	66	307
Depreciation, depletion and amortization	137	-	268	-	405
Impairment of assets	-	-	2,134	-	2,134
Deferred taxation	37	-	(290)	-	(253)
Other non cash items	1,653	1,432	18	(3,219)	(116)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(39)	-	8	-	(31)

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	301	(364)	63	-	-
Receivables	(3)	-	13	-	10
Inventories	15	-	(102)	-	(87)
Accounts payable and other current liabilities	(118)	1	(42)	-	(159)

Net cash used in investing activities	(213)	(238)	(604)	-	(1,055)
Increase in non-current investments	-	(238)	(92)	-	(330)
Net associates and equity accounted joint ventures loans advanced	-	-	(21)	-	(21)
Additions to property, plant and equipment	(208)	-	(515)	-	(723)
Interest capitalized and paid	-	-	(7)	-	(7)
Expenditure on intangible assets	(12)	-	(21)	-	(33)
Proceeds on sale of mining assets	-	-	7	-	7
Proceeds on sale of investments	-	-	49	-	49
Proceeds on disposal of subsidiary	1	-	-	-	1
Proceeds on disposal of associates and equity accounted joint ventures	6	-	-	-	6
Change in restricted cash	-	-	(4)	-	(4)

Net cash generated/(used) by financing activities	46	271	(105)	28	240
Repayments of debt	(160)	-	(8)	-	(168)
Issuance of stock	26	98	(124)	-	-
Proceeds from debt	234	-	232	-	466
Debt issue costs	-	(5)	-	-	(5)
Dividends (paid)/received	(54)	178	(205)	28	(53)

Net decrease in cash and cash equivalents	(60)	(370)	(54)	-	(484)
Effect of exchange rate changes on cash	(10)	-	(14)	-	(24)
Cash and cash equivalents – January 1,	98	537	257	-	892
Cash and cash equivalents – June 30,(1)	28	167	189	-	384

(1)Cash and cash equivalents at June 30, 2013 are net of a bank overdraft of $31 million.

Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	544	(477)	982	(58)	991
Net income/(loss)	701	316	580	(883)	714
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	(20)	11	5	3
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Deferred taxation	13	-	122	-	135
Other non cash items	(740)	(333)	139	820	(114)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	15	-	16

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	394	(441)	47	-	-
Receivables	(29)	-	(65)	-	(94)
Inventories	(15)	-	(97)	-	(112)
Accounts payable and other current liabilities	55	1	1	-	57

Net cash used in investing activities	(246)	(83)	(545)	-	(874)
Increase in non-current investments	-	(103)	(70)	-	(173)
Net associates and equity accounted joint ventures loans advanced	-	-	(62)	-	(62)
Additions to property, plant and equipment	(227)	-	(459)	-	(686)
Interest capitalized and paid	-	-	(4)	-	(4)
Expenditure on intangible assets	(19)	-	(9)	-	(28)
Proceeds on sale of mining assets	-	-	2	-	2
Proceeds on sale of investments	-	-	55	-	55
Proceeds on disposal of associates and equity accounted joint ventures	-	20	-	-	20
Change in restricted cash	-	-	2	-	2

Net cash (used)/generated by financing activities	(175)	208	(339)	58	(248)
Repayments of debt	-	-	(8)	-	(8)
Issuance of stock	1	(115)	115	-	1
Proceeds from debt	-	100	50	-	150
Debt issue costs	-	-	(8)	-	(8)
Acquisition of noncontrolling interest	-	-	(220)	-	(220)
Dividends (paid)/received	(176)	223	(268)	58	(163)

Net increase/(decrease) in cash and cash equivalents	123	(352)	98	-	(131)
Effect of exchange rate changes on cash	10	-	(4)	-	6
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – June 30,	521	106	360	-	987

Accounting Developments (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Standards Update 2013-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Cumulative translation adjustments upon derecognition
New Accounting Pronouncement Or Change In Accounting Principle Description	In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent’s investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.
Accounting Standards Update 2013-02 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Reporting of amounts reclassified out of accumulated other comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In February 2013, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. The Company adopted the updated guidance on January 1, 2013. Except for presentation changes, the adoption of this guidance had no impact on the Company’s financial statements.
Accounting Standards Update 2013-11 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of unrecognized tax benefits
New Accounting Pronouncement Or Change In Accounting Principle Description	In July 2013, the FASB issued guidance on how to present an unrecognized tax benefit in a financial statement when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance provides that a liability related to an unrecognized tax benefit would be offset against a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In that case, the liability associated with the unrecognized tax benefit is presented in the financial statements as a reduction to the related deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. In situations in which a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with deferred tax assets. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013 for all unrecognized tax benefits that exist at the effective date. Early adoption is permitted. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.

Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	231	267
Gold on hand (doré/bullion)	81	91
Ore stockpiles	314	512
Uranium oxide and sulfuric acid	9	11
Supplies	438	412
	1,073	1,293
Less: Materials on the leach pad(1)	(131)	(128)
	942	1,165
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	486	445
Ore stockpiles	118	180
	604	625
Less: Materials on the leach pad(2)	(486)	(445)
	118	180
(2) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairments (Tables)	6 Months Ended
Jun. 30, 2013
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
		Six months ended June 30,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	Continental Africa

	Write-off of vehicles and mining equipment at Obuasi	-	1
	Impairment and write-off of tailings storage facilities at Obuasi (1)	5	-
	Impairment and write-off of mine infrastructure, development and assets at Mongbwalu (2)	103	-
	Impairment of mine infrastructure, development and assets (3)	864	-
	Impairment and write-off of mineral rights (3)	49	-
	Impairment and write-off of acquired properties (3)	562	-
	Impairment of goodwill (3)	10	-

	Americas

	Impairment and write-off of mine infrastructure, development and assets (4)	495	-
	Impairment and write-off of acquired properties (4)	23	-
	Impairment and write-off of goodwill (4)	18	-
	Impairment and write-off of licenses and software (4)	5	-

		2,134	1

(1)	The use of the tailings storage facility was discontinued and no further economic benefit is expected to be derived.
(2)	The Mongbwalu project in the Democratic Republic of the Congo was discontinued and no further economic benefit is expected to be derived.
(3)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Continental Africa was written down to an estimated fair value.
(4)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of long-lived assets in Americas was impaired and written off.

Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At June 30, 2013

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	At December 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	7	706
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	11	1,005

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At June 30, 2013
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.125	750	(4)	16	762

	At December 31, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	16	761

Schedule Of Line Of Credit Facilities [Text Block]
Debt carried at amortized cost (continued)

Loan facilities
On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its $1.0 billion syndicated facility maturing in April 2014 which has been repaid and cancelled. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

In February 2013, AngloGold Ashanti Holdings plc, a wholly owned subsidiary of AngloGold Ashanti Limited entered into a syndicated bridge loan facility agreement pursuant to which a syndicate of banks agreed to make available $750 million to AngloGold Ashanti Holdings plc. This facility matures in May 2014 and can be extended for an additional twelve months to May 2015.

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility.

Details of the syndicated bridge loan facility are summarized as follows:

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)
	$750 million syndicated bridge loan facility	LIBOR + 1.5	0.525	750	750	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Subsequent to quarter end, the Company has fully cancelled the $750 million syndicated bridge loan facility. See Note Q.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $231 million was drawn down during the six months ended June 30, 2013 under the facility.

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	556	108	448

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	625	359	266

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
		At June 30,	At December 31,
		2013	2012
		(unaudited)
		(in US Dollars, millions)

	Convertible bonds
	Senior unsecured fixed rate bonds	702	686
	Accrued interest	3	3
		705	689

	Convertible bond derivative liability
	Balance at beginning of period	9	92
	Fair value movements on conversion features of convertible bonds (1)	(9)	(83)
	Balance at end of period (2)	-	9

(1)	Fair value movements for six months ended June 30, 2013 and twelve months ended December 31, 2012, respectively.

(2)	As a result of the significant decrease in the Company's share price, the conversion feature of the convertible bonds as at June 30, 2013 amounts to nil.

	Subsequent to quarter end, the Company raised a corporate bond of $1,250 million at 8.5 percent interest per annum to refinance the convertible bonds due May 2014. 99.1 percent in aggregate principal amount of the convertible bonds were repurchased and cancelled during August 2013. See Note Q.

Schedule Of Mandatory Convertible Debt [Text Block]
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	270	588

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	6 Months Ended
Jun. 30, 2013
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Write-down of ore stockpiles and materials on the leach pad to net realizable value	238	-
Indirect taxes and legal claims (1)	31	6
Impairment of investments	26	1
Inventory write-off due to fire at Geita	14	-
Loans written off	7	-
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	-
Settlement costs of a legal claim at First Uranium (Pty) Limited	2	-
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	-	(20)
Royalties received (3)	(16)	(17)
(Profit)/loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	(3)	5

	301	(25)

Taxation (benefit)/expense on above items	(14)	4

(1) Indirect taxes and legal claims are in respect of:

Tanzania	24
Guinea	7	6
Colombia	3
Brazil	(3)	1
United States of America		2
Argentina		(2)
Namibia		(1)

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(13)	(14)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(3)	(3)

Non-Hedge Derivative Gain (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	24	67

The net gain recorded in the six months ended June 30, 2013 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note E)	318	113

Income Tax (Tables)	6 Months Ended
Jun. 30, 2013
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the six months ended June 30, 2013 compared to a net expense for the same period in 2012, constitutes the following:

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	50	304
(Benefit)/charge for deferred taxation (2)	(253)	135
	(203)	439

(Loss)/income before income tax and equity income in associates	(1,888)	1,134

(1) The lower current taxation in 2013 is mainly due to lower earnings resulting from increased operating costs, lower production and a decrease in the gold price.

(2) The lower deferred taxation in 2013 mainly relates to the tax credits on impairments of assets in Continental Africa and the Americas partly negated by the reversal of deferred tax assets not considered recoverable in Ghana and North America.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	93	78
Additions for tax positions of prior years	1	17
Reductions for tax positions of prior years	(1)	-
Translation	(8)	(2)
Balance at end of period	85	93

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	40	40
Recognized in other non-current liabilities (1)	45	53
Balance at end of period	85	93

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the six months ended and as at June 30, 2013, interest recognized and interest accrued amounted to:

Interest recognized during the six months ended June 30, 2013		1

Interest accrued as at June 30, 2013		14

Segment information (Tables)	6 Months Ended
Jun. 30, 2013
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment (loss)/income:

Interest revenue
South Africa	7	13
Continental Africa	2	3
Australasia	1	1
Americas	5	3
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	17	21

Segment Reporting Information Interest Expense [Text Block]
Interest expense
South Africa	8	2
Continental Africa	1	1
Australasia	7	-
Americas	1	1
Other, including Corporate and Non-gold producing subsidiaries	108	86
Total interest expense	125	90

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,078	3,570
Continental Africa (1)	3,444	4,752
Australasia	1,048	1,007
Americas	2,415	2,894
Other, including Corporate and Non-gold producing subsidiaries	193	879
Total segment assets	10,178	13,102

(1) Includes the following which have been classified as assets held for sale:

Navachab	130	-

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment (loss)/income to Net (loss)/income - attributable to AngloGold Ashanti
Segment total	(2,137)	1,280
Exploration costs	(154)	(163)
General and administrative expenses	(130)	(140)
Market development costs	(3)	(4)
Non-hedge derivative gain and movement on bonds	342	180
Taxation benefit/(expense)	203	(439)
Noncontrolling interests	6	(13)
Net (loss)/income - attributable to AngloGold Ashanti	(1,873)	701

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	4	-
Continental Africa	(168)	29
Americas	(2)	-
Other, including Corporate and Non-gold producing subsidiaries	(28)	(10)
Total equity (loss)/income in associates	(194)	19

Segment Reporting Information, Income (Loss) before Income Taxes [Abstract]
Segment income/(loss)
Segment income/(loss)
South Africa	247	372
Continental Africa	(1,705)	545
Australasia	(47)	58
Americas	(310)	388
Other, including Corporate and Non-gold producing subsidiaries	(322)	(83)
Total segment (loss)/income	(2,137)	1,280

Segments, Geographical Areas [Abstract]
Revenues by area
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	950	1,079
Continental Africa	1,018	1,383
Australasia	166	234
Americas	734	822
Other, including Corporate and Non-gold producing subsidiaries	7	11
	2,875	3,529
Less: Equity method investments included above	(138)	(168)
Total revenues	2,737	3,361

Income(Loss) Per Share Data (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted (loss)/income per share (in US dollars millions, except per share data):

Ordinary shares undistributed (loss)/income	(1,909)	553
E Ordinary shares undistributed (loss)/income	(4)	2
Total undistributed (loss)/income	(1,913)	555

Ordinary shares distributed income	40	146
E Ordinary shares distributed income	-	-
Total distributed income (1)	40	146

Numerator - Net (loss)/income

Attributable to Ordinary shares (2)	(1,869)	699
Attributable to E Ordinary shares	(4)	2
Total attributable to AngloGold Ashanti	(1,873)	701

In calculating diluted (loss)/income per ordinary share, the following were taken into consideration:

(Loss)/income attributable to equity shareholders	(1,869)	699
Loss attributable to E Ordinary shareholders	(4)	-
Interest expense on convertible bonds	24	37
Amortization of issue cost and discount on convertible bonds	-	16
Fair value adjustment on convertible bonds included in (loss)/income	(318)	(180)
(Loss)/income used in calculation of diluted earnings per ordinary share	(2,167)	572

Schedule of Weighted Average Number of Shares [Table Text Block]

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic (loss)/income per ordinary share
Ordinary shares	383,571,718	382,504,246
Fully vested options (3)	2,059,490	1,734,133
Weighted average number of ordinary shares (2)	385,631,208	384,238,379

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options (4)	-	1,353,761
Dilutive potential of convertible bonds (4)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (4)	455,010	-
Denominator for diluted (loss)/income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,226,218	419,116,755

Weighted average number of E Ordinary shares used in calculation of basic and diluted (loss)/income per E Ordinary share	1,604,681	2,560,095

Reclassification out of Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Comprehensive Income (Loss) [Table Text Block]
	For the six months ended June 30, 2013
	(unaudited)
	(in US Dollars, millions)

	Unrealized gain on marketable securities, net	Foreign currency translation adjustments	Changes in fair value of cash flow hedge instruments	Total
	$	$	$	$

Balance - December 31, 2012	25	(951)	(2)	(928)

Change in other comprehensive income before reclassifications	(24)	(359)		(383)
Reclassifications from accumulated other comprehensive income	25			25
Net current period other comprehensive income	1	(359)	-	(358)

Balance - June 30, 2013	26	(1,310)	(2)	(1,286)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Details about accumulated other comprehensive income components	Reclassifications from accumulated other comprehensive income	Affected line item in the condensed consolidated statement of income
	$

Unrealized gain on marketable securities:
Impairment of marketable securities	26	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
Disposal of marketable securities	(1)	Interest, dividends and other
Total before tax	25
Tax expense/(benefit)	-
Net of tax	25

Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Six months ended June 30,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	3	-	4	22
Interest cost	11	7	10	7
Expected return on plan assets	(41)	-	(14)	-
Net periodic benefit cost	(27)	7	-	29

Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	51	63
Investments in associates - listed	12	18
Investments in equity accounted joint ventures	1,063	972
Carrying value of equity method investments	1,126	1,053

Investment in marketable equity securities - available for sale	42	69
Investment in marketable debt securities - held to maturity	8	7
Investment in non-marketable equity securities - available for sale	2	2
Investment in non-marketable assets - held to maturity	2	3
Investment in non-marketable debt securities - held to maturity	76	86
Restricted cash	29	29
Other non-current assets	65	111
	1,350	1,360

Schedule of Equity Method Investments [Table Text Block]

	Impairment of associates and equity accounted joint ventures (1)

	The Company recognized the following impairments which are included in equity income in associates:
		Six months ended June 30,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)
	Associates
	Mariana Resources Limited (2)	4	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Sadiola S.A. (3)	184	-
	Société des Mines de Morila S.A. (4)	12	-
	Thani Ashanti Alliance Limited (5)	1	-
		201	-

(1)	The impairments recognized had no tax effects.

(2)	The carrying amount of the listed associate was written down to fair value.

(3)	Consideration was given to a range of indicators including a declining gold price, increase in discount rates and reduction in market capitalization during 2013. As a result the carrying value of the investment was impaired and written off.

(4)	The carrying amount was written down to a fair value of $14 million.

(5)	Investment fully impaired.

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Cost	19	50
Gross unrealized gains	23	21
Gross unrealized losses	-	(2)
Fair value (net carrying value)	42	69

Other-than-temporary impairments and disposal of marketable equity securities – available for sale
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments

International Tower Hill Mines Ltd (United States of America)	20	-
Corvus Gold Incorporated (United States of America)	2	-
First Uranium Corporation (South Africa)	2	1
Village Main Reef Limited (South Africa)	1	-
Stratex International plc (Isle of Man)	1	-
	26	1

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

Disposal of marketable equity securities

The Company's disposal of marketable equity securities resulted in the following reclassification of gains of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	(1)	-

In addition, the Company holds various equities as strategic investments in gold exploration companies. Two of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At June 30, 2013

Aggregate fair value of investments with unrealized losses	1	-	1
Aggregate unrealized losses	-	-	-

At December 31, 2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at June 30, 2013 amounts to $222 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at June 30, 2013. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair Value By Balance Sheet Grouping [Text Block]
	June 30, 2013		December 31, 2012

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	415	415	892	892
Restricted cash	63	63	64	64
Short-term debt	(1,014)	(1,036)	(271)	(271)
Short-term debt at fair value	(270)	(270)	(588)	(588)
Long-term debt	(2,233)	(2,100)	(2,750)	(2,871)
Derivatives	-	-	(10)	(10)
Marketable equity securities - available for sale	42	42	69	69
Marketable debt securities - held to maturity	8	10	7	11
Non-marketable equity securities - available for sale	2	2	2	2
Non-marketable assets - held to maturity	2	2	3	3
Non-marketable debt securities - held to maturity	76	76	86	86

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
Fair value of the derivative liabilities split by accounting designation

At June 30, 2013
(unaudited)
(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	-	-
Embedded derivatives	Non-current liabilities - derivatives	-	-
Total derivatives		-	-

		At December 31, 2012
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Non-hedge derivative gain and movement on bonds recognized
		Six months ended June 30,
		2013	2012
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	9	67
	Other commodity contracts	15	-
	Fair value movement on mandatory convertible bonds	318	113

	Non-hedge derivative gain and movement on bonds	342	180

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2013	Changes in fair value and other movements recognized in 2013	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2013
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At June 30,
2013
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	601
Authorized by the directors but not yet contracted for	1,569
2,170
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At June 30,
2013
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - AngloGold Ashanti (Ghana) Limited (3)	25
Litigation - AngloGold Ashanti (Ghana) Limited(4)(5)	97
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (7)	38
Sales tax on gold deliveries - Mineração Serra Grande S.A. (8)	102
Other tax disputes - Mineração Serra Grande S.A. (9)	18
Tax dispute - AngloGold Ashanti Colombia S.A. (10)	174
Tax dispute - Cerro Vanguardia S.A. (11)	72

Contingent assets

Indemnity - Kinross Gold Corporation (12)	(62)
Royalty - Boddington Gold Mine (13)	-
Royalty - Tau Lekoa Gold Mine (14)	-

Financial guarantees

Oro Group surety (15)	10
AngloGold Ashanti USA reclamation bonds (16)	132
AngloGold Ashanti Australia environmental bonds (17)	54
AngloGold Ashanti environmental guarantees (18)	138
AngloGold Ashanti Iduapriem environmental guarantees (19)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (20)	10
Guarantee provided for syndicated revolving credit facility (21)	-
Guarantee provided for syndicated bridge loan facility (22)	-
Guarantee provided for mandatory convertible bonds (23)	791
Guarantee provided for rated bonds - issued April 2010 (24)	1,012
Guarantee provided for rated bonds - issued July 2012 (25)	766
Guarantee provided for convertible bonds (26)	735
Guarantee provided for A$ syndicated revolving credit facility (27)	448

Performance guarantees

Gold delivery - Mine Waste Solutions (28)	-

Hedging guarantees

Gold delivery guarantees (29)	-

4,592

Declaration of Dividends (Tables)	6 Months Ended
Jun. 30, 2013
Dividends [Abstract]
Shedule Of Dividend [Text Block]

	Details of the final dividends of 2012 and interim dividends of 2013 are set forth in the table below:

		Ordinary shareholders			E ordinary shareholders
		Final dividend	Interim dividends		Final dividend		Interim dividends
		2012	2013	2012		2013

	Declaration date	Feb 18, 2013	May 10, 2013	Feb 18, 2013		May 10, 2013
	Record date	Mar 15, 2013	May 31, 2013	Mar 15, 2013		May 31, 2013
	Payment date - Ordinary shareholders	Mar 28, 2013	Jun 14, 2013	Mar 28, 2013		Jun 14, 2013
	Payment date - CDIs	Mar 28, 2013	Jun 14, 2013
	Payment date - GhDSs	Apr 2, 2013	Jun 17, 2013
	Payment date - ADSs	Apr 8, 2013	Jun 24, 2013

	Dividend amount per share - declared (US cents)	5.340	5.020	2.670		2.510

	Dividend amount per share - declared (South African cents)	50.0	50.0	25.0		25.0

	Dividend amount per share - paid (US cents) (1)	4.539	4.267	2.270		2.134
	Dividend amount per share - paid (South African cents) (1)	42.50	42.50	21.25		21.25

(1)	Net of 15 percent withholding tax.

	During the second quarter of 2013, the Company elected not to declare a dividend and changed its frequency of dividend payments to half-yearly rather than quarterly.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at June 30, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	415			415
Marketable and non-marketable equity securities	42	2		44
Mandatory convertible bonds	(270)			(270)
Option component of convertible bonds		-		-

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at June 30:
2013

Market quoted bond price (percent)	99.3
Fair value of bond excluding conversion feature (percent)	99.3
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
		Six months ended June 30,
		2013
		(unaudited)
		(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the six months ended June 30, 2013, long-lived assets held and used in Continental Africa, with a carrying amount of $898 million were written down to fair value of $34 million, resulting in a loss, which is included in earnings for the period, of:		864	(1)

In addition, during the six months ended June 30, 2013 the carrying amount of the equity method investment in Société des Mines de Morila S.A. of $26 million were written down to fair value of $14 million, resulting in a loss, which is included in equity income in associates, of:		12	(2)

The following estimates and assumptions were used by management to estimate fair value using the income approach:
	the gold price assumption represented management’s best estimate of the future price of gold. Long-term real gold price of $1,252 per ounce (2012: $1,584 per ounce) is based on a range of economic and market conditions expected to exist over the remaining useful life of the asset;

	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;

	The Company's estimates of a range of factors, including its reserve and future production and cost levels, are premised on an extensive annual planning process (the last of which was completed at the end of 2012). The Company's impairments were calculated using these most recent planning estimates from the end of 2012, along with adjustments to elements that are known. They do not include information from optimized mine plans, which are currently being prepared and will include measures to mitigate the effects of the recent decline in the gold price. Bearing in mind the assumptions made and the information used, these estimates of impairments necessarily contain a greater element of uncertainty than those traditionally completed at year-end;

	variable operating cash flows are increased at local Consumer Price Index rates; and

	cash flows used in fair value valuations were based on the life of mine plan.

(1)	the real pre-tax discount rate per reporting unit and asset group which ranged from 6.2 percent to 18.1 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were sovereign and mining risk factors which was based on the Company’s internal assessment of country risk relative to the issues experienced in Continental Africa. Project risk has been applied to cash flows relating to the deep level underground project;

(2)	the real pre-tax discount rate of 14.5 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were country risk which was based on the Company’s internal assessment of country risk relative to the issues experienced in Mali;

During the six months ended June 30, 2013, the Company fully impaired and wrote-off certain assets (including goodwill and other intangibles) mainly in Americas and Continental Africa. See Note D. This resulted in a loss, which is included in earnings for the period, of:		1,270

During the six months ended June 30, 2013, the Company fully impaired its equity method investments in Société d’Exploitation des Mines d'Or de Sadiola S.A. and Thani Ashanti Alliance Limited. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note N. This resulted in a loss, which is included in equity income in associates, of:		189

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets held and used	34	-	34	-	(864)
Long-lived assets fully impaired and written-off (including goodwill and other intangibles)	-	-	-	-	(1,270)
Associates and equity accounted joint ventures	15	1	14	-	(201)
	49	1	48	-	(2,335)

Statement of Earnings - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note K)

Net income
Ordinary shares	(485)	182
E Ordinary shares	(242)	91
Ordinary shares - diluted	(536)	136
E Ordinary shares - diluted	(268)	85

Weighted average number of shares used in computation
Ordinary shares	385,631,208	384,238,379
Ordinary shares - diluted	404,226,218	419,116,755
E Ordinary shares - basic and diluted	1,604,681	2,560,095

Dividend declared per ordinary share (cents)	10	38
Dividend declared per E ordinary share (cents)	5	19

Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Metals in process	$ 231	$ 267
Gold on hand (dore/bullion)	81	91
Ore stockpiles	314	512
Uranium oxide and sulfuric acid	9	11
Supplies	438	412
Total gross inventory - short-term	1,073	1,293
Less: Materials on the leach pad	(131)	(128)
Total Short-term inventory	942	1,165
Inventory, Noncurrent [Abstract]
Metals in process	486	445
Ore stockpiles	118	180
Inventory Gross Long Term	604	625
Less: Materials on the leach pad	(486)	(445)
Total Long-term inventory	$ 118	$ 180

Impairments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended					6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Jun. 30, 2013 Continental Africa [Member]	Jun. 30, 2012 Continental Africa [Member]	Jun. 30, 2013 Continental Africa [Member] Mineral rights [Member]	Jun. 30, 2012 Continental Africa [Member] Mineral rights [Member]	Jun. 30, 2013 Continental Africa [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2012 Continental Africa [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2013 Continental Africa [Member] Acquired properties [Member]	Jun. 30, 2012 Continental Africa [Member] Acquired properties [Member]	Jun. 30, 2013 Continental Africa [Member] Obuasi [Member] Tailings storage facility [Member]	Jun. 30, 2012 Continental Africa [Member] Obuasi [Member] Tailings storage facility [Member]	Jun. 30, 2013 Continental Africa [Member] Obuasi [Member] Vehicles and mining equipment [Member]	Jun. 30, 2012 Continental Africa [Member] Obuasi [Member] Vehicles and mining equipment [Member]	Jun. 30, 2013 Continental Africa [Member] Mongbwalu [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2012 Continental Africa [Member] Mongbwalu [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2013 Americas [Member]	Jun. 30, 2012 Americas [Member]	Jun. 30, 2013 Americas [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2012 Americas [Member] Mine infrastructure, development and assets [Member]	Jun. 30, 2013 Americas [Member] Licences and software [Member]	Jun. 30, 2012 Americas [Member] Licences and software [Member]	Jun. 30, 2013 Americas [Member] Acquired properties [Member]	Jun. 30, 2012 Americas [Member] Acquired properties [Member]	Jun. 30, 2013 Australasia [Member] Sunrise Dam [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets Held-for-use											$ 49	$ 0	$ 864	$ 0											$ 495	$ 0
Impairment of Long-Lived Assets to be Disposed of																	5	0	0	1
Exploration Abandonment and Impairment Expense																					103	0
Impairment and write-off of acquired properties															562	0													23	0
Impairment and write-off of licenses and software																											5	0
Impairment of goodwill									10	0													18	0
Asset Impairment Charges, Total	$ 2,134	$ 1
Asset Impairment Charges [Abstract]
Impairment, Real Pre Tax Rate (Percent)						18.10%	6.20%
Long-term real gold price estimate (USD per ounce)	1,252		1,584	1,530	1,113
Average gold price (USD per ounce)	1,529
Goowill, Real pre-tax discount rate (percent)																															10.90%
Property, Plant and Equipment, Estimated Useful Lives (Years)						47 years	3 years
Impaired Long-Lived Assets Held and Used, Facts and Circumstances Leading to Impairment								Should the gold price assumption used in 2013 be revised significantly downward for any reason (by more than 10 percent), long-lived assets related to Great Noligwa, Iduapriem, Siguiri, Geita, AngloGold Ashanti Córrego do Sítío Mineração and Cerro Vanguardia are most vulnerable to impairment.
Goodwill, Impaired, Change in Estimate Description								Should the gold price assumption used in 2013 be revised significantly downward for any reason (by more than 10 percent), goodwill related to Mine Waste Solutions is most vulnerable to impairment.

Debt (Details)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended			0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 22, 2009 USD ($)	Jun. 30, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member]	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Jun. 30, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	Jul. 25, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2013 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2012 Mandatory Convertible Bonds [Member]	Aug. 07, 2013 Bridge Loan [Member] USD ($)	Jun. 30, 2013 Bridge Loan [Member] USD ($)	Jul. 30, 2013 Corporate Bond Securities [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Jun. 30, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 9,000,000	$ 92,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(9,000,000)	(83,000,000)
Balance at end of period	0	9,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate (percent)									5.38%	5.38%		5.13%	5.13%		6.50%	6.50%				3.50%			6.00%			8.50%
Undrawn facility																									750,000,000			1,000,000,000	1,000,000,000		108,000,000	359,000,000
Line of Credit Facility, Commitment Fee Description																															50 percent of the applicable margin
Debt Instrument [Abstract]
Total offering				1,000,000,000	1,000,000,000		750,000,000		700,000,000	700,000,000		750,000,000	750,000,000		300,000,000	300,000,000				732,500,000	789,000,000					1,250,000,000
Unamortized discount				(6,000,000)	(6,000,000)				(1,000,000)	(1,000,000)		(4,000,000)	(5,000,000)		(5,000,000)	(5,000,000)
Debt instrument, Repurchased percent (percent)																			99.10%
Total drawn facility																									0			0	0		448,000,000	266,000,000
Line of credit facility debt repaid																								750,000,000
Accrued interest				12,000,000	11,000,000				8,000,000	7,000,000		16,000,000	16,000,000		4,000,000	4,000,000	3,000,000	3,000,000
Line of credit facility debt drawn down																															231,000,000
Unsecured Debt [Abstract]
Total carrying value				1,006,000,000	1,005,000,000				707,000,000	706,000,000		762,000,000	761,000,000		299,000,000	299,000,000	705,000,000	689,000,000
Line of credit facility - Maximum facility amount																									750,000,000		1,000,000,000	1,000,000,000	1,000,000,000	600,000,000	556,000,000	625,000,000
Long-term debt duration (years)								10-year			10-year			30-year			5-year										5-year			four year
Interest rate (percent)																									LIBOR + 1.5			LIBOR + 1.5	LIBOR + 1.5		BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																									0.53%			0.53%	0.53%		1.00%	1.00%
Frequency of Commitment Fee description																															quarterly in arrears (December 22, 2011)
Debt instrument issue price (percent)							99.40%
Net proceeds from issuance of debt						737,000,000
Convertible at initial conversion price (Per ADS)																				$ 47.6126
Senior unsecured fixed rate bonds																	702,000,000	686,000,000
Short-term debt at fair value	270,000,000	588,000,000																			270,000,000	588,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share																	100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal																	$ 130,000
Convertible debt - number of dealing days (days)																	20 days
Convertible debt - notice period (days)																	5 days
Mandatory convertible bond - Maximum number of shares on conversion (shares)																					18,140,000
Mandatory convertible bond - Minimum share price on conversion (USD per share)																					$ 43.5
Mandatory convertible bond - Minimum number of shares on conversion (shares)																					14,511,937
Mandatory convertible bond - Maximum share price on conversion (USD per share)																					$ 54.375
Mandatory convertible bond - Share price at period end (USD Per Share)																					$ 14.3

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	$ 31	$ 6
Royalties received	(16)	(17)
Impairment of investments	26	1
Inventory write-downs	238	0
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	(3)	5
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	0
Loans written off	7	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	301	(25)
Taxation (benefit)/expense on above items	(14)	4
First Uranium Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Settlement costs of a legal claim	2	0
AGA - Polymetal Strategic Alliance[ Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(20)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(13)	(14)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(3)	(3)
Geita [Member]
Component Of Operating Other Cost And Expense [Line Items]
Inventory write-downs	14	0
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	(3)	1
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	24
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	7	6
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		(2)
Colombia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	3
North America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		2
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		$ (1)

Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 24	$ 67
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 318	$ 113

Income Tax (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 50	$ 304
Charge/(benefit) for deferred taxation	(253)	135
Total income and mining tax expense	(203)	439
(Loss)/income before income tax and equity income in associates	(1,888)	1,134
Income Tax Uncertainties [Abstract]
Balance at beginning of period	93	78	78
Additions for tax positions of prior years	1		17
Reductions for tax positions of prior years	(1)		0
Translation (decreases)	(8)		(2)
Balance at end of period	85		93
Recognized as a reduction of deferred tax assets	40		40
Recognized in other non-current liabilities	45		53
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the six months ended June 30, 2013	1
Interest accrued as at June 30, 2013	$ 14

Segment information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	$ (2,137)	$ 1,280
Exploration Cost	(154)	(163)
General and administrative expenses	(130)	(140)
Market development costs	(3)	(4)
Non-hedge derivative gain and movement on bonds	342	180
Taxation benefit/(expense)	203	(439)
Noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	2,737	3,361
Interest Revenue (Expense), Net [Abstract]
Interest revenue	17	21
Interest expense	125	90
Equity income/(loss) in associates	(194)	19
Segment income/(loss)	(2,137)	1,280
Assets [Abstract]
Total assets	10,178		13,102
Assets held for sale	130		0
Operating Segments [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	2,875	3,529
South Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	247	372
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	950	1,079
Interest Revenue (Expense), Net [Abstract]
Interest revenue	7	13
Interest expense	8	2
Equity income/(loss) in associates	4	0
Segment income/(loss)	247	372
Assets [Abstract]
Total assets	3,078		3,570
Continental Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(1,705)	545
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,018	1,383
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	3
Interest expense	1	1
Equity income/(loss) in associates	(168)	29
Segment income/(loss)	(1,705)	545
Assets [Abstract]
Total assets	3,444		4,752
Continental Africa [Member] | Navachab [Member]
Assets [Abstract]
Assets held for sale	130		0
Australasia [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(47)	58
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	166	234
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Interest expense	7	0
Segment income/(loss)	(47)	58
Assets [Abstract]
Total assets	1,048		1,007
Americas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(310)	388
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	734	822
Interest Revenue (Expense), Net [Abstract]
Interest revenue	5	3
Interest expense	1	1
Equity income/(loss) in associates	(2)	0
Segment income/(loss)	(310)	388
Assets [Abstract]
Total assets	2,415		2,894
Other, including corporate, and Non-gold producing subsidiaries [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(322)	(83)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	7	11
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1
Interest expense	108	86
Equity income/(loss) in associates	(28)	(10)
Segment income/(loss)	(322)	(83)
Assets [Abstract]
Total assets	193		879
Equity method investments included [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	$ (138)	$ (168)

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	$ (1,913)	$ 555
Distributed Earnings [Abstract]
Total distributed income	40	146
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Dividends [Abstract]
Dividend withholding tax rate (percent)	15.00%
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	(1,909)	553
Distributed Earnings [Abstract]
Total distributed income	40	146
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(1,869)	699
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares (shares)	383,571,718	382,504,246
Fully vested options (shares)	2,059,490	1,734,133
Weighted average number of ordinary shares, Basic (shares)	385,631,208	384,238,379
Weighted average number of ordinary shares, Diluted (shares)	404,226,218	419,116,755
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options (shares)	0	1,353,761
Dilutive potential of convertible bonds (shares)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (shares)	455,010	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,869)	699
Interest expense on convertible bonds	24	37
Amortization of issue cost and discount on convertible bonds	0	16
Fair value adjustment on convertible bonds included in income	(318)	(180)
Income used in calculation of diluted earnings per ordinary share	(2,167)	572
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed (loss)/income	(4)	2
Distributed Earnings [Abstract]
Total distributed income	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	(4)	2
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares, Basic (shares)	1,604,681	2,560,095
Weighted average number of ordinary shares, Diluted (shares)	1,604,681	2,560,095
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(4)	2
Loss attribulable to E Ordinary shares	$ (4)	$ 0
Stock incentive options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	1,399,353
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	15,384,615
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)		367,039

Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	$ (928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	(358)	(45)
Closing balance	(1,286)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(2,137)	1,280
Net income/(loss)	(1,879)	714
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	25
Tax expense/(benefit)	0
Net income/(loss)	25
Reclassification out of Accumulated Other Comprehensive Income [Member] | Loss/(profit) on sale of assets, realization of loans, indirect taxes and other [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Impairment of marketable securities	26
Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest, dividends and other [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Disposal of marketable securities	(1)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(383)
Reclassifications from accumulated other comprehensive income	25
Other comprehensive income	(358)	(43)
Closing balance	(1,286)
Unrealized gain on marketable securities, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	25
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(24)
Reclassifications from accumulated other comprehensive income	25
Other comprehensive income	1
Closing balance	26
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(951)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(359)
Other comprehensive income	(359)
Closing balance	(1,310)
Changes in fair value of cash flow hedge instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	0
Closing balance	$ (2)

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Pension Plans Defined Benefit [Member]	Jun. 30, 2012 Pension Plans Defined Benefit [Member]	Jun. 30, 2013 Other Postretirement Benefit Plans Defined Benefit [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 3	$ 4	$ 0	$ 22
Interest Cost			11	10	7	7
Expected Return on plan assets			(41)	(14)	0	0
Net periodic benefit costs			(27)	0	7	29
Actual contribution for the six months ended June 30, 2013	7
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Expected contribution for 2013		$ 17

Assets and Liabilities Held For Sale (Details) (Navachab [Member], USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 T	Dec. 31, 2012 oz
Navachab [Member]
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Trade and other receivables	$ 5
Inventories	57
Property, plant and equipment	66
Goodwill and other intangibles	2
Trade and other payables	(10)
Long-term debt	(15)
Deferred taxation	(24)
Provision for environmental rehabilitation	(6)
Total	$ 75
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Additional mine information	The Navachab gold mine is situated close to Karibib, about 170 kilometres northwest of the Namibian capital, Windhoek.
Plant capacity (tons per month)	120,000
Ounces produced (ounces)		74,000

Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 number	Jun. 30, 2012	Dec. 31, 2012
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Aggregate fair value of investments with unrealized losses - Less than 12 months	$ 1		$ 27
Aggregate fair value of investments with unrealized losses - More than 12 months	0		0
Aggregate fair value of investments with unrealized losses - Total	1		27
Aggregate unrealized losses - Less than 12 months	0		(2)
Aggregate unrealized losses - More than 12 months	0		0
Aggregate unrealized losses - Total	0		(2)
Available For Sale Securities Noncurrent [Abstract]
Cost	19		50
Gross unrealized gains	23		21
Gross unrealized losses	0		(2)
Fair value (net carrying value)	42		69
Number of investments (number)	2
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
After five years	2
After ten years	6
Investment in marketable debt securities - held to maturity	8		7
Non-marketable debt securities - held to maturity	76		86
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Fair value of investment in marketable debt securities - held to maturity	10		11
Gross unrealized gains of investment in marketable debt securities - held to maturity	2		4
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Loans due by equity accounted joint ventures and associates	2		40
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	42		69
Investment in marketable debt securities - held to maturity	8		7
Investment in non-marketable equity securities - available for sale	2		2
Investment in non-marketable assets - held to maturity	2		3
Investment in non-marketable debt securities - held to maturity	76		86
Restricted cash	29		29
Other non-current assets	65		111
Other long-term assets	1,350		1,360
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted cash	29		29
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,126		1,053
Impairments of associates	201	0
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	26	1
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	1	0
Reclassification of fair value adjustments to the income statement - tax effect	0
Environmental Rehabilitation Trust Fund [Member]
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	(1)	0
Reclassification of fair value adjustments to the income statement - tax effect	0
South Africa [Member] | Village Main Reef Limited [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	1	0
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	2	1
United States of America [Member] | International Tower Hill Mines Ltd [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	20	0
United States of America [Member] | Corvus Gold Incoporated [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	2	0
Isle of Man [Member] | Stratex International plc [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	1	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	51		63
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	12		18
Investments In Listed Associates [Member] | Mariana Resources Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	4	0
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,063		972
Corporate Joint Venture [Member] | Societe dExploitation des Mines dOr de Sadiola S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	184	0
Corporate Joint Venture [Member] | Societe des Mines de Morila S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	14
Impairments of associates	12	0
Corporate Joint Venture [Member] | Thani Ashanti Alliance Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	$ 1	$ 0

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Cash flow hedge losses pertaining to capital expenditure	$ 3
Gain/(loss) on non-hedge derivatives	24	67
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Non-hedge derivative (gain)/loss and movement on bonds	342	180
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	0		(10)
Non-current liabilities - derivatives	0		(10)
Total derivatives liabilities	0		(10)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value recognized - before tax	0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of June 30 - before tax	(3)	(3)
Accumulated other comprehensive income as of June 30 - after tax	(2)	(2)	(2)	(2)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	222
Credit risk exposure netted by open derivative positions with counterparts	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	415	987	892	1,112
Short-term debt	(1,014)		(271)
Short-term debt at fair value	(270)		(588)
Long-term debt	(2,233)		(2,750)
Marketable equity securities - available for sale	42		69
Marketable debt securities - held to maturity	8		7
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	76		86
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	415		892
Restricted cash	63		64
Short-term debt	(1,014)		(271)
Short-term debt at fair value	(270)		(588)
Long-term debt	(2,233)		(2,750)
Derivatives	0		(10)
Marketable equity securities - available for sale	42		69
Marketable debt securities - held to maturity	8		7
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	76		86
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	415		892
Restricted cash	63		64
Short-term debt	(1,036)		(271)
Short-term debt at fair value	(270)		(588)
Long-term debt	(2,100)		(2,871)
Derivatives	0		(10)
Marketable equity securities - available for sale	42		69
Marketable debt securities - held to maturity	10		11
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	76		86
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of June 30 - before tax	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	0		(9)
Non-current liabilities - derivatives	0		(9)
Embedded Derivative Financial Instruments [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	0		(1)
Non-current liabilities - derivatives	0		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Commodity Contract [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	15	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	9	67
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 318	$ 113

Commitments and Contingencies (Details) In Millions, unless otherwise specified	6 Months Ended						6 Months Ended	0 Months Ended						6 Months Ended					6 Months Ended		6 Months Ended					6 Months Ended							6 Months Ended					6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jun. 30, 2013 Mine Waste Solutions [Member] USD ($) oz	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Bridge Loan [Member] USD ($)	Jun. 30, 2013 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2013 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Jun. 30, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Jun. 30, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 South Africa [Member] Unasserted Claim [Member] USD ($) number	Jun. 30, 2013 Brazil [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2013 Ghana [Member] AngloGold Ashanti Ghana [Member] USD ($)	Jun. 30, 2013 Ghana [Member] Unasserted Claim [Member] AngloGold Ashanti Ghana [Member] USD ($) number	Jun. 30, 2013 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Jun. 30, 2013 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Jun. 30, 2013 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Jun. 30, 2013 Argentina [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Argentina [Member] Contingent Liabilities, Additional Tax Payable [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Argentina [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Boddington Gold Mine [Member] USD ($)	Jun. 30, 2013 Tau Lekoa Gold Mine [Member] USD ($) oz	Jun. 30, 2013 Tau Lekoa Gold Mine [Member]	Jun. 30, 2013 Kinross Gold Corporation [Member] USD ($)	Jun. 30, 2013 Kinross Gold Corporation [Member] BRL	Jun. 30, 2013 Oro Group [Member] USD ($)	Jun. 30, 2013 Oro Group [Member] ZAR	Jun. 30, 2013 Anglo Gold Ashanti United States Of America [Member] USD ($)	Jun. 30, 2013 Anglo Gold Ashanti [Member] USD ($)	Jun. 30, 2013 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Jun. 30, 2013 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Jun. 30, 2013 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 601
Authorized by the directors but not yet contracted for	1,569
Total capital expenditure commitments	2,170
Commitments and Contingencies Disclosure [Abstract]
Total contingencies and guarantees	4,592
Financial Guarantees [Line Items]
Financial guarantees - Surety																																						10	100
Financial guarantees - Surety termination notice period (days)																																						90 days	90 days
Financial guarantees - Reclamation bonds																																								132
Financial guarantees - Environmental bonds																																												54
Financial guarantees - Environmental guarantees																																									138	32	10
Gain Contingency [Line Items]
Contingent assets - Indemnity																																				(62)
Contingent assets - Maximum indemnity amount																																				116	255
Equity interest acquired (percent)																																				50.00%	50.00%
Contingent assets - Royalty																																	0	0
Royalties received during the quarter ended June 30, 2013	16	17																																3
Total royalties recorded to date																																	73
Contingent royalties - Excess of cash costs (USD per ounce)																																	600
Contingent royalties - Maximum royalty cap																																	100
Contingent royalties - Royalty on further production receivable (ounces)																																		1,500,000	1,500,000
Contingent royalties - Ounces produced (ounces)																																		352,214	352,214
Contingent royalties - Maximum gold price before royalty entitlement (ZAR per kilogram)																																		180,000	180,000
Contingent royalties - Royalty payment rate (percent)																																		3.00%	3.00%
Contingent royalties - Royalty revenue collection period (days)																																	45 days
Hedging Guarantees [Abstract]
Hedging guarantees - Gold delivery	0
Loss Contingency [Line Items]
Contingent liabilities - Groundwater pollution	0
Contingent liabilities - Deep groundwater pollution	0
Contingent liabilities - Gold deliveries sales tax (percent)																					12.00%
Gold deliveries sales tax - Original assessed penalty (percent)																					200.00%
Gold deliveries sales tax - Revised assessed penalty (percent)																					80.00%
Contingent liabilities - Sales tax on gold deliveries																					102
Contingent liabilities - Other tax disputes																				38	18	18	20	18			174	35	139	72	22	50
Contingent liabilities - Indirect taxes																									25
Contingent liabilities - Litigation																			0							97
Contingent liabilities - Damages sought																			8
Contingent liabilities - Number of plaintiffs (number)																			31							152
Financial Guarantees [Abstract]
Financial guarantees - Guarantee provided			1,012		766				0	0	735		791	448
Line of credit facility - Maximum facility amount								1,000		750					600
Line of credit facility - Facility duration (years)								five year						four year	four year
Total offering			1,000	1,000		750						732.5	789			700	750	300
Debt instrument - Interest rate stated percentage (percent)												3.50%	6.00%			5.38%	5.13%	6.50%
Performance Guarantees [Abstract]
Performance guarantees							0
Pre-existing customer - Gold sales (percent)							25.00%
Pre-existing customer - Gold sales cap (ounces)							312,500
Gold ounces remaining for delivery against the guarantee (ounces)							280,281
Vulnerability From Concentrations [Abstract]
Vulnerability from concentrations - Discount rate (percent)	7.82%
Recoverable value added tax	17
Recoverable fuel duties	43
Appeal deposits	$ 4

Recent Developments (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jul. 25, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jul. 30, 2013 Corporate Bond Securities [Member]	Aug. 07, 2013 Bridge Loan [Member]	Jun. 30, 2013 Mandatory Convertible Bonds [Member]	Jun. 30, 2012 Mandatory Convertible Bonds [Member]	Aug. 13, 2013 Subsequent Event [Member] Repayment of Debt [Member] Thani Ashanti Alliance Limited [Member]	Jul. 25, 2013 Subsequent Event [Member] Repayment of Debt [Member] Convertible Debt [Member]	May 22, 2009 Subsequent Event [Member] Repayment of Debt [Member] Convertible Debt [Member]	Aug. 07, 2013 Subsequent Event [Member] Repayment of Debt [Member] Bridge Loan [Member]	Aug. 13, 2013 Subsequent Event [Member] Repayment of Debt [Member] Mandatory Convertible Bonds [Member]	Jul. 30, 2013 Subsequent Event [Member] Issuance of Debt [Member] Corporate Bond Securities [Member]
Subsequent Event [Line Items]
Coupon rate (percent)		3.50%	8.50%			6.00%			3.50%		6.00%	8.50%
Total issued bond value ($ million)		$ 732.5	$ 1,250		$ 789				$ 732.5			$ 1,250
Debt instrument, Repurchase price (per bond)								$ 1,015
Debt instrument, Original face value (per bond)								$ 1,000
Debt instrument, Repurchased amount								725.9
Debt instrument, Repurchased percent (percent)	99.10%							99.10%
Line of credit facility debt repaid				750						750
Shares issued upon conversion of convertible bonds (shares)											18,140,000
Cash equivalent of a number of shares (shares)											177,859
Loan recovered							$ 39

Declaration of Dividends (Details)	6 Months Ended		12 Months Ended		6 Months Ended												12 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Common stock [Member] Final Dividend Prior Year [Member]	Dec. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Jun. 30, 2013 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Jun. 30, 2013 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Jun. 30, 2013 Common stock [Member] C D Is [Member]	Jun. 30, 2013 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Jun. 30, 2013 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Jun. 30, 2013 Common stock [Member] G H Ds [Member]	Jun. 30, 2013 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Jun. 30, 2013 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Jun. 30, 2013 Common stock [Member] American D Ss [Member]	Jun. 30, 2013 Common stock [Member] American D Ss [Member] Final Dividend Prior Year [Member]	Jun. 30, 2013 Common stock [Member] American D Ss [Member] Interim Dividend One Current Year [Member]	Jun. 30, 2013 E Ordinary Shares [Member] Final Dividend Prior Year [Member]	Dec. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Jun. 30, 2013 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Jun. 30, 2013 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date		Feb 18, 2013			May 10, 2013	May 10, 2013										Feb 18, 2013			May 10, 2013	May 10, 2013
Record date		Mar 15, 2013			May 31, 2013	May 31, 2013										Mar 15, 2013			May 31, 2013	May 31, 2013
Payment date		Mar 28, 2013			Jun 14, 2013	Jun 14, 2013		Mar 28, 2013	Jun 14, 2013		Apr 2, 2013	Jun 17, 2013		Apr 8, 2013	Jun 24, 2013	Mar 28, 2013			Jun 14, 2013	Jun 14, 2013
Dividend withholding tax rate (percent)	15.00%
Dividend amount per share - declared (in currency per share)			$ 0.0534	0.5	$ 0.0502	0.5											$ 0.0267	0.25	$ 0.0251	0.25
Dividend amount per share - paid (in currency per share)			$ 0.04539	0.425	$ 0.04267	0.425											$ 0.0227	0.2125	$ 0.02134	0.2125
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)										100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)							0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)													1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended											6 Months Ended						6 Months Ended				6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]	Jun. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Jun. 30, 2013 Mariana Resources Limited [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Societe dExploitation des Mines dOr de Sadiola Societe Anonyme and Thani Ashanti Alliance Limited [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Jun. 30, 2013 Continental Africa [Member] Maximum [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Continental Africa [Member] Minimum [Member] Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents								$ 415	$ 415
Marketable and non-marketable equity securities								44	42	2
Mandatory convertible bonds								(270)	(270)
Option component of convertible bonds								0		0
Items measured at fair value on a non-recurring basis [Abstract]
Items measured at fair value on a non-recurring basis														49	1	48	0
Total gain/(loss) on items measured at fair value on a non-recurring basis												(2,335)
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Impairment, Real Pre Tax Rate (Percent)																		14.50%					18.10%	6.20%				18.10%	6.20%
Long-term real gold price estimate (USD per ounce)	1,252		1,584	1,530	1,113							1,252	1,584
Long-lived assets held and used [Abstract]
Long-lived assets held and used														34	0	34	0									34	898
Total gain/(loss) on long-lived assets held and used																									(864)
Long-lived assets abandoned [Abstract]
Long-lived assets fully impaired and written-off (including goodwill and other intangibles)														0	0	0	0
Total gain/(loss) on long-lived assets impaired and written-off (including goodwill and other intangibles)	(2,134)	(1)										(1,270)
Associates and equity accounted joint ventures [Abstract]
Associates and equity accounted joint ventures														15	1	14	0		14	26	1
Impairments of associates and equity accounted joint ventures	(201)	0										(201)						(12)				(189)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)						99.30%
Fair value of bond excluding conversion feature (percent)						99.30%
Fair value of conversion feature (percent)						0.00%
Total issued bond value ($ million)							$ 732.5

Related Party transactions (Details) (Director [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013 number
Director [Member]
Agreement With Izingwe Property Managers (Proprietary) Limited [Abstract]
Construction and Development Costs	$ 6.7
Number of housing units (number)	200
Nature of Common Ownership or Management Control Relationships	Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.

Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales and other income	$ 2,737	$ 3,361
Product sales	2,705	3,325
Interest, dividends and other	32	36
Costs and expenses	4,625	2,227
Production costs	1,625	1,543
Exploration costs	154	163
Related party transactions	(10)	(9)
General and administrative expenses/(recoveries)	130	140
Royalties paid	67	93
Market development costs	3	4
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Interest expense	125	90
Accretion expense	21	16
Employment severance costs	12	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	301	(25)
Non-hedge derivative (gain)/loss and movement on bonds	(342)	(180)
Income/(loss) before income tax provision	(1,888)	1,134
Taxation benefit/(expense)	203	(439)
Equity income/(loss) in associates	(194)	19
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	(1,879)	714
Preferred stock dividends	0	0
Net income/(loss)	(1,879)	714
Less: Net loss/(income) attributable to noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Comprehensive income	(2,237)	669
Comprehensive income attributable to noncontrolling interests	6	(11)
Comprehensive income attributable to AngloGold Ashanti	(2,231)	658
ASSETS
Current Assets	2,197		2,790
Cash and cash equivalents	415	987	892	1,112
Restricted cash	34		35
Receivables, inter-group balances and other current assets	1,748		1,863
Property, plant and equipment, net	5,520		7,235
Acquired properties, net	136		748
Goodwill	146		193
Other intangibles, net	120		112
Other long-term inventory	118		180
Materials on the leach pad	486		445
Other long-term assets and deferred taxation assets	1,455		1,399
Total assets	10,178		13,102
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,313		1,959
Other non-current liabilities	300		379
Long-term debt	2,233		2,750
Derivatives	0		10
Deferred taxation liabilities	867		1,157
Provision for environmental rehabilitation	720		758
Other accrued liabilities	28		32
Provision for pension and other post-retirement medical benefits	153		209
Commitments and contingencies
Equity	3,564	5,846	5,848	5,522
Stock Issued	13		13
Additional paid in capital	8,824		8,808
Accumulated (deficit)/profit	(4,016)		(2,103)
Accumulated other comprehensive income and reserves	(1,250)		(892)
Total AngloGold Ashanti stockholders' equity	3,571		5,826
Noncontrolling interests	(7)		22
Total liabilities and equity	10,178		13,102
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	940	1,135
Product sales	869	1,063
Interest, dividends and other	71	72
Costs and expenses	775	854
Production costs	494	542
Exploration costs	4	12
Related party transactions	(10)	(9)
General and administrative expenses/(recoveries)	120	112
Royalties paid	8	22
Market development costs	1	2
Depreciation, depletion and amortization	137	157
Impairment of assets	0	0
Interest expense	7	2
Accretion expense	6	6
Employment severance costs	9	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1)	4
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	165	281
Taxation benefit/(expense)	(47)	(84)
Equity income/(loss) in associates	(187)	15
Equity income/(loss) in subsidiaries	(1,790)	518
Income/(loss)	(1,859)	730
Preferred stock dividends	(14)	(29)
Net income/(loss)	(1,873)	701
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Comprehensive income	(2,231)	658
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(2,231)	658
ASSETS
Current Assets	1,461		1,178
Cash and cash equivalents	28	521	98	388
Restricted cash	1		1
Receivables, inter-group balances and other current assets	1,432		1,079
Property, plant and equipment, net	1,820		2,046
Acquired properties, net	117		141
Goodwill	0		0
Other intangibles, net	50		53
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	2,802		4,875
Total assets	6,250		8,293
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,864		1,510
Other non-current liabilities	46		53
Long-term debt	26		31
Derivatives			0
Deferred taxation liabilities	478		520
Provision for environmental rehabilitation	125		157
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	140		196
Commitments and contingencies	0		0
Equity	3,571		5,826
Stock Issued	13		13
Additional paid in capital	8,824		8,808
Accumulated (deficit)/profit	(4,016)		(2,103)
Accumulated other comprehensive income and reserves	(1,250)		(892)
Total AngloGold Ashanti stockholders' equity	3,571		5,826
Noncontrolling interests	0		0
Total liabilities and equity	6,250		8,293
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	0
Product sales	0	0
Interest, dividends and other	0	0
Costs and expenses	83	17
Production costs	0	0
Exploration costs	2	5
Related party transactions	0	0
General and administrative expenses/(recoveries)	5	(2)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	54	34
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	22	(20)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(83)	(17)
Taxation benefit/(expense)	(3)	(2)
Equity income/(loss) in associates	(7)	4
Equity income/(loss) in subsidiaries	(1,401)	331
Income/(loss)	(1,494)	316
Preferred stock dividends	0	0
Net income/(loss)	(1,494)	316
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,494)	316
Comprehensive income	(1,535)	313
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(1,535)	313
ASSETS
Current Assets	3,101		3,128
Cash and cash equivalents	167	106	537	458
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,934		2,591
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,216		4,506
Total assets	6,317		7,634
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,616		1,614
Other non-current liabilities	0		0
Long-term debt	1,739		1,739
Derivatives			0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	2,962		4,281
Stock Issued	5,091		5,059
Additional paid in capital	606		540
Accumulated (deficit)/profit	(2,735)		(1,318)
Accumulated other comprehensive income and reserves	0		0
Total AngloGold Ashanti stockholders' equity	2,962		4,281
Noncontrolling interests	0		0
Total liabilities and equity	6,317		7,634
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	1,863	2,316
Product sales	1,836	2,262
Interest, dividends and other	27	54
Costs and expenses	3,739	1,354
Production costs	1,131	1,001
Exploration costs	148	146
Related party transactions	0	0
General and administrative expenses/(recoveries)	43	33
Royalties paid	59	71
Market development costs	2	2
Depreciation, depletion and amortization	268	228
Impairment of assets	2,134	1
Interest expense	64	54
Accretion expense	15	10
Employment severance costs	3	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	214	(14)
Non-hedge derivative (gain)/loss and movement on bonds	(342)	(180)
Income/(loss) before income tax provision	(1,876)	962
Taxation benefit/(expense)	253	(353)
Equity income/(loss) in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	(1,623)	609
Preferred stock dividends	(14)	(29)
Net income/(loss)	(1,637)	580
Less: Net loss/(income) attributable to noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,631)	567
Comprehensive income	(1,679)	561
Comprehensive income attributable to noncontrolling interests	6	(11)
Comprehensive income attributable to AngloGold Ashanti	(1,673)	550
ASSETS
Current Assets	3,655		3,764
Cash and cash equivalents	220	360	257	266
Restricted cash	33		34
Receivables, inter-group balances and other current assets	3,402		3,473
Property, plant and equipment, net	3,700		5,189
Acquired properties, net	19		607
Goodwill	149		209
Other intangibles, net	70		59
Other long-term inventory	118		180
Materials on the leach pad	486		445
Other long-term assets and deferred taxation assets	1,183		1,098
Total assets	9,380		11,551
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	5,145		4,586
Other non-current liabilities	268		342
Long-term debt	468		980
Derivatives			10
Deferred taxation liabilities	388		635
Provision for environmental rehabilitation	595		601
Other accrued liabilities	28		32
Provision for pension and other post-retirement medical benefits	13		13
Commitments and contingencies	0		0
Equity	2,475		4,352
Stock Issued	935		937
Additional paid in capital	221		231
Accumulated (deficit)/profit	(3,178)		(1,164)
Accumulated other comprehensive income and reserves	4,504		4,327
Total AngloGold Ashanti stockholders' equity	2,482		4,331
Noncontrolling interests	(7)		21
Total liabilities and equity	9,380		11,551
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(66)	(90)
Product sales	0	0
Interest, dividends and other	(66)	(90)
Costs and expenses	28	2
Production costs	0	0
Exploration costs	0	0
Related party transactions	0	0
General and administrative expenses/(recoveries)	(38)	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	66	5
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(94)	(92)
Taxation benefit/(expense)	0	0
Equity income/(loss) in associates	0	0
Equity income/(loss) in subsidiaries	3,191	(849)
Income/(loss)	3,097	(941)
Preferred stock dividends	28	58
Net income/(loss)	3,125	(883)
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	3,125	(883)
Comprehensive income	3,208	(863)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	3,208	(863)
ASSETS
Current Assets	(6,020)		(5,280)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(6,020)		(5,280)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(3)		(16)
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(5,746)		(9,080)
Total assets	(11,769)		(14,376)
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	(6,312)		(5,751)
Other non-current liabilities	(14)		(16)
Long-term debt	0		0
Derivatives			0
Deferred taxation liabilities	1		2
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(5,444)		(8,611)
Stock Issued	(6,026)		(5,996)
Additional paid in capital	(827)		(771)
Accumulated (deficit)/profit	5,913		2,482
Accumulated other comprehensive income and reserves	(4,504)		(4,327)
Total AngloGold Ashanti stockholders' equity	(5,444)		(8,612)
Noncontrolling interests	0		1
Total liabilities and equity	$ (11,769)		$ (14,376)

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 331	$ 991
Net income/(loss)	(1,879)	714
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	307	3
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Deferred taxation	(253)	135
Other non cash items	(116)	(114)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(31)	16
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	10	(94)
Inventories	(87)	(112)
Accounts payable and other current liabilities	(159)	57
Net cash (used)/generated in investing activities	(1,055)	(874)
Increase in non-current investments	(330)	(173)
Net associates and equity accounted joint ventures loans advanced	(21)	(62)
Additions to property, plant and equipment	(723)	(686)
Interest capitalized and paid	(7)	(4)
Expenditure on intangible assets	(33)	(28)
Proceeds on sale of mining assets	7	2
Proceeds on sale of investments	49	55
Proceeds on disposal of subsidiary	1	0
Proceeds on disposal of associates and equity accounted joint ventures	6	20
Change in restricted cash	(4)	2
Net cash generated/(used) by financing activities	240	(248)
Repayments of debt	(168)	(8)
Issuance of stock	0	1
Proceeds from debt	466	150
Debt issue costs	(5)	(8)
Acquisition of noncontrolling interests	0	(220)
Dividends (paid)/received	(53)	(163)
Net increase/(decrease) in cash and cash equivalents	(484)	(131)
Effect of exchange rate changes on cash	(24)	6
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - June 30,	415	987
Cash and cash equivalents - June 30, net of bank overdraft	384
Bank overdraft	31	0	0
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	107	544
Net income/(loss)	(1,873)	701
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(3)	7
Depreciation, depletion and amortization	137	157
Impairment of assets	0	0
Deferred taxation	37	13
Other non cash items	1,653	(740)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(39)	1
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	301	394
Receivables	(3)	(29)
Inventories	15	(15)
Accounts payable and other current liabilities	(118)	55
Net cash (used)/generated in investing activities	(213)	(246)
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	(208)	(227)
Interest capitalized and paid	0	0
Expenditure on intangible assets	(12)	(19)
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	1
Proceeds on disposal of associates and equity accounted joint ventures	6	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	46	(175)
Repayments of debt	(160)	0
Issuance of stock	26	1
Proceeds from debt	234	0
Debt issue costs	0	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	(54)	(176)
Net increase/(decrease) in cash and cash equivalents	(60)	123
Effect of exchange rate changes on cash	(10)	10
Cash and cash equivalents - January 1,	98	388
Cash and cash equivalents - June 30,	28	521
Cash and cash equivalents - June 30, net of bank overdraft	28
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(403)	(477)
Net income/(loss)	(1,494)	316
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	22	(20)
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	1,432	(333)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(364)	(441)
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	1	1
Net cash (used)/generated in investing activities	(238)	(83)
Increase in non-current investments	(238)	(103)
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	20
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	271	208
Repayments of debt	0	0
Issuance of stock	98	(115)
Proceeds from debt	0	100
Debt issue costs	(5)	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	178	223
Net increase/(decrease) in cash and cash equivalents	(370)	(352)
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	537	458
Cash and cash equivalents - June 30,	167	106
Cash and cash equivalents - June 30, net of bank overdraft	167
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	655	982
Net income/(loss)	(1,637)	580
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	222	11
Depreciation, depletion and amortization	268	228
Impairment of assets	2,134	1
Deferred taxation	(290)	122
Other non cash items	18	139
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	8	15
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	63	47
Receivables	13	(65)
Inventories	(102)	(97)
Accounts payable and other current liabilities	(42)	1
Net cash (used)/generated in investing activities	(604)	(545)
Increase in non-current investments	(92)	(70)
Net associates and equity accounted joint ventures loans advanced	(21)	(62)
Additions to property, plant and equipment	(515)	(459)
Interest capitalized and paid	(7)	(4)
Expenditure on intangible assets	(21)	(9)
Proceeds on sale of mining assets	7	2
Proceeds on sale of investments	49	55
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash	(4)	2
Net cash generated/(used) by financing activities	(105)	(339)
Repayments of debt	(8)	(8)
Issuance of stock	(124)	115
Proceeds from debt	232	50
Debt issue costs	0	(8)
Acquisition of noncontrolling interests		(220)
Dividends (paid)/received	(205)	(268)
Net increase/(decrease) in cash and cash equivalents	(54)	98
Effect of exchange rate changes on cash	(14)	(4)
Cash and cash equivalents - January 1,	257	266
Cash and cash equivalents - June 30,	220	360
Cash and cash equivalents - June 30, net of bank overdraft	189
Bank overdraft	31
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(28)	(58)
Net income/(loss)	3,125	(883)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	66	5
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(3,219)	820
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	28	58
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs	0	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	28	58
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - June 30,	0	0
Cash and cash equivalents - June 30, net of bank overdraft	$ 0